UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

Certified Shareholder Report of

Registered Management Investment Companies

Investment Company Act File Number: 811-05888

SMALLCAP World Fund, Inc.

(Exact Name of Registrant as Specified in Charter)

6455 Irvine Center Drive

Irvine, California 92618

(Address of Principal Executive Offices)

Registrant's telephone number, including area code: (949) 975-5000

Date of fiscal year end: September 30

Date of reporting period: September 30, 2022

Hong T. Le

SMALLCAP World Fund, Inc.

6455 Irvine Center Drive

Los Angeles, California 90071

(Name and Address of Agent for Service)

ITEM 1 – Reports to Stockholders

SMALLCAP World Fund®

Annual report for the year ended September 30, 2022

We believe small
companies around
the world can provide
opportunities for
investors

SMALLCAP World Fund seeks to provide you with long-term growth of capital.

This fund is one of more than 40 offered by Capital Group, home of American Funds, one of the nation’s largest mutual fund families. For over 90 years, Capital Group has invested with a long-term focus based on thorough research and attention to risk.

Fund results shown in this report, unless otherwise indicated, are for Class F-2 shares. Class A share results are shown at net asset value unless otherwise indicated. If a sales charge (maximum 5.75%) had been deducted from Class A shares, the results would have been lower. Results are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. For current information and month-end results, visit capitalgroup.com.

Refer to page 4 for Class F-2 and Class A share results with relevant sales charges deducted and fund expenses. For other share class results, visit capitalgroup.com and americanfundsretirement.com.

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower. Visit capitalgroup.com for more information.

Investing outside the United States may be subject to risks, such as currency fluctuations and political instability. These risks may be heightened in connection with investments in developing countries. Investing in small-capitalization stocks can involve greater risk than is customarily associated with investing in stocks of larger, more established companies. Refer to the fund prospectus and the Risk Factors section of this report for more information on these and other risks associated with investing in the fund.

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.

Contents

1	Letter to investors

4	The value of a long-term perspective

6	Investment portfolio

28	Financial statements

54	Board of directors and other officers

Fellow investors:

Calendar year 2022 presented us with one of the most complex and uncertain market environments in our recent history. SMALLCAP World Fund saw a negative return of 35.23% (F-2 shares) for the fund’s 12-month fiscal year ended September 30, 2022. This compares with a 24.80% decline for the fund’s primary benchmark index, the MSCI All Country World Small Cap Index, an unmanaged measure of small capitalization companies from around the world.

Record-high inflation, rising interest rates and currency fluctuations, all coming on the heels of unprecedented fiscal stimulus over the course of the COVID-19 pandemic, are just a few of the investment headwinds to emerge over the last 12 months.

As fellow shareholders, we are as disappointed in the fund’s results as you surely are. It is worth noting that despite the results this year, SMALLCAP World Fund has outpaced its benchmark index over an extended time horizon — including the five-year, ten-year and lifetime results. We are confident in the opportunities SMALLCAP World Fund provides to its investors — based on the work of our global research team of 18 portfolio managers and over 120 research analysts that are out meeting with companies every day to identify the market disruptors, technology innovators and industry standard-setters that may provide growth of capital over the next decade for our shareholders.

The year in review

First and foremost, we want our investors to know that many of the investment professionals working on behalf of this fund have weathered similar difficulties before. Given our extensive tenure and experience, this is not our first downturn.

Results at a glance

For periods ended September 30, 2022, with all distributions reinvested

	Cumulative total returns	Average annual total returns
	1 year	5 years	10 years	Lifetime[1]

SMALLCAP World Fund (Class F-2 shares2)	–35.23%	4.31%	8.34%	9.16%
SMALLCAP World Fund (Class A shares)	–35.39	4.05	8.05	8.89
MSCI All Country World Small Cap Index[3]	–24.80	2.32	7.02	7.42

[1]	Lifetime returns are as of April 30, 1990, the inception date of Class A shares.
[2]	Class F-2 shares were first offered on August 1, 2008. Class F-2 share results prior to the date of first sale are hypothetical based on the results of the original share class of the fund without a sales charge, adjusted for typical estimated expenses. Visit capitalgroup.com for more information on specific expense adjustments and the actual dates of first sale.
[3]	The MSCI All Country World Small Cap Index is unmanaged and, therefore, has no expenses. Investors cannot invest directly in an index. Results reflect dividends net of withholding taxes. Because the index was not in existence when the fund’s Class A shares were first sold, cumulative returns through May 31, 1994, reflect the returns of the S&P Developed <$1.2 Billion Index. MSCI source: MSCI. S&P source: S&P Dow Jones Indices LLC. The MSCI All Country World Small Cap Index captures small cap representation across 23 Developed Markets and 24 Emerging Markets countries. With 6,348 constituents, the index covers about 14% of the free float-adjusted market capitalization in each country.

SMALLCAP World Fund	1

Our foundation is built on years of expertise, and we are confident that we are in a better position today in terms of our in-depth research capabilities than we have ever been before.

A perfect storm of elements came together this year to create an incredibly complex market backdrop. We are in the midst of battling stubbornly persistent inflation, strong currency headwinds and increasingly hawkish central banks. Rising interest rates have negatively impacted elevated equity valuations and price-to-earnings (P/E) growth multiples across the board. Record-high energy bills, and the inflationary pressures that inevitably follow, have left consumers with less disposable income and corporations with lower earnings. Outside of the U.S., our holdings have been exposed to significant currency headwinds in the face of the strong U.S. dollar.

In Europe, the Russia-Ukraine war has created a severe energy crisis forcing countries to find new sources of natural gas and renewable energy at higher prices for the consumer. Meanwhile, in China, GDP growth has decelerated materially owing to a slowdown in the property sector and the ongoing COVID-19 lockdowns. In the United States, the Fed has taken one of the most aggressive stances relative to its global central bank peers on tackling high inflation, by taking rates from near zero in the beginning of this year to over 3% as of end of September.

Among sector highlights, communication services and health care were two of the worst performing sectors over the last 12 months. Energy has been one of 2022’s few bright spots owing to the current state of geopolitical affairs and a short and steep cost curve for producers.

How the fund responded

After years of strong growth, some of the fund’s most durable holdings saw declines this year. Among our top 20 holdings, 60% had negative returns over the fiscal year period, with an average return of –8.94%. Despite market fluctuations this year, the holdings in the portfolio reflect our belief, backed by our fundamental research efforts, in the long-term potential of these companies.

Among the top contributors during the reporting period were Indian manufacturing firm Tube Investments of India (up 79.16%) and building and service provider Comfort Systems USA (up 36.47%). Among the largest detractors were database developer MongoDB (down 57.89%) and Japan-based business management and IT consulting firm BayCurrent Consulting (down 48.85%). The fund also had some exposure to Russian securities earlier in the year and those were subsequently written down.

Exposure to different sectors and industries comes from our views on the attractiveness of individual securities, rather than a top-down view. The fund saw stronger results from energy, while all other sectors were down.

Our holdings span 40 countries, as we identify compelling and differentiated opportunities across the globe. Roughly 70% of the fund’s holdings were in developed markets, with nearly 16% in emerging markets, and U.S. companies comprising just over 43% of the portfolio.

The fund closed the fiscal year with 12.5% of its assets held in cash and other short-term securities. The portfolio managers increased the fund’s liquidity to position it to capitalize on investment opportunities as they arise, and to help mitigate the effects of market volatility.

The road ahead

The early months of the COVID-19 pandemic prevented us from visiting companies and meeting with management teams. This is the foundation of our primary research process, but with the economy slowly reopening, we have been able to restart in-person engagements. We know from experience that continued in-person collaboration and first-hand research will arm our investment professionals with the best insights necessary to make the best possible investment decisions.

2	SMALLCAP World Fund

We agree with the Fed’s focus on breaking inflation and — although it has, and will be, a painful remedy — the first dose of medicine is showing early response signs in the deceleration of the employment market. There are differing views among our investment professionals on the potential severity and duration of the market downturn ahead. It remains to be seen how long and difficult the road ahead will be over the short-to-medium-term, but we would remind our fellow investors that, historically, bear markets and recessions have preceded strong bull markets and economic recovery.

Despite an extremely challenging geopolitical environment, we see potential for the next 12–36 months to provide a more supportive backdrop for equities globally. We are continuing to find compelling investment opportunities both within and outside of the U.S.

Regardless of the market backdrop, good companies and agile management teams with strong product and service offerings should be able to successfully navigate this environment. Against these challenging conditions and this year’s disappointing results, we see a small-cap market with dynamic companies that may be the standard bearers of innovation for years to come.

Our job is to make sure we are investing in the companies with the best prospects for future growth for our shareholders. We believe that prudent stock selection and Capital Group’s commitment to deep, fundamental research will support superior long-term outcomes for our clients. As always, we thank you for the trust you have placed in us, and your continued support of SMALLCAP World Fund. We look forward to reporting to you again in six months.

Cordially,

Julian N. Abdey

Co-President

Jonathan Knowles

Co-President

Gregory W. Wendt

Co-President

November 8, 2022

For current information about the fund, visit capitalgroup.com.

SMALLCAP World Fund	3

The value of a long-term perspective

Fund results shown are for Class F-2 shares and Class A shares. Class A share results reflect deduction of the maximum sales charge of 5.75% on the $10,000 investment¹; thus, the net amount invested was $9,425. Results are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Prices and returns will vary, so investors may lose money. For current information and month-end results, visit capitalgroup.com.

Class F-2 shares were first offered on August 1, 2008. Class F-2 share results prior to the date of first sale are hypothetical based on the results of the original share class of the fund without a sales charge, adjusted for typical estimated expenses. Visit capitalgroup.com for more information on specific expense adjustments and the actual dates of first sale.

The results shown are before taxes on fund distributions and sale of fund shares.

[1]	As outlined in the prospectus, the sales charge is reduced for accounts (and aggregated investments) of $25,000 or more and is eliminated for purchases of $1 million or more. There is no sales charge on dividends or capital gain distributions that are reinvested in additional shares.
[2]	Includes reinvested dividends and reinvested capital gain distributions.
[3]	The MSCI All Country World Small Cap Index is unmanaged and, therefore, has no expenses. Investors cannot invest directly in an index. Results reflect dividends net of withholding taxes. Because the index was not in existence when the fund’s Class A shares were first sold, cumulative returns through May 31, 1994, reflect the returns of the S&P Developed <$1.2 Billion Index. MSCI source: MSCI. S&P source: S&P Dow Jones Indices LLC.
[4]	For the period April 30, 1990, commencement of operations, through September 30, 1990.

Average annual total returns based on a $1,000 investment
(for periods ended September 30, 2022)

	1 year	5 years	10 years
Class F-2 shares	–35.23%	4.31%	8.34%
Class A shares*	–39.10	2.82	7.41

**Assumes payment of the maximum 5.75% sales charge.*

The total annual fund operating expense ratios are 0.77% for Class F-2 shares and 1.01% for Class A shares as of the prospectus dated December 1, 2022 (unaudited).

$400,000
200,000
100,000
50,000
20,000
10,000
7,000
Year ended September 30
1990[4]
1991
1992
1993
1994
1995
1996
1997
1998
1999
2000
2001

4	SMALLCAP World Fund

How a hypothetical $10,000 investment has grown

This chart shows how a hypothetical $10,000 investment in SMALLCAP World Fund’s Class F-2 and Class A shares grew from April 30, 1990 — the fund’s inception — through September 30, 2022, the end of the fund’s latest fiscal year. In the case of F-2 shares, the $10,000 would have grown to $171,398 with all distributions reinvested. In the case of A shares, the $10,000 would have grown to $149,104 with all distributions reinvested, even after deducting the maximum 5.75% sales charge.

SMALLCAP World Fund	5

Investment portfolio September 30, 2022

Sector diversification	Percent of net assets

Country diversification by domicile	Percent of net assets
United States	43.89%
India	6.75
Eurozone*	6.22
Japan	5.90
United Kingdom	4.76
Sweden	3.49
China	2.66
Canada	2.56
Switzerland	1.98
Other countries	9.21
Short-term securities & other assets less liabilities	12.58
*	Countries using the euro as a common currency; those represented in the fund’s portfolio are Austria, Belgium, Finland, France, Germany, Greece, Ireland, Italy, the Netherlands, Slovenia and Spain.

Common stocks 85.86%	Shares	Value (000)
Industrials 18.22%
Saia, Inc.[1,2]	1,965,521	$373,449
IMCD NV	2,701,267	320,583
BayCurrent Consulting, Inc.[1]	1,154,900	296,667
Chart Industries, Inc.[2]	1,433,298	264,228
NIBE Industrier AB, Class B	29,398,225	261,024
Comfort Systems USA, Inc.[1]	2,556,739	248,847
Diploma PLC[1]	9,671,977	247,981
Armstrong World Industries, Inc.[1]	2,888,335	228,843
Arcosa, Inc.[1]	3,862,940	220,883
Japan Airport Terminal Co., Ltd.[1,2]	4,936,060	204,235
Vicor Corp.[2]	3,211,006	189,899
Visional, Inc.[1,2]	3,025,930	184,944
Interpump Group SpA	5,272,523	170,547
Willscot Mobile Mini Holdings Corp., Class A2	3,981,988	160,594
Stericycle, Inc.[2]	3,782,687	159,289
BELIMO Holding AG	423,990	155,274
Harmonic Drive Systems, Inc.[1,3]	4,928,150	153,146
Regal Rexnord Corp.	1,087,715	152,672
ATS Automation Tooling System, Inc.[1,2]	5,680,718	149,940
Cleanaway Waste Management, Ltd.	75,279,081	130,696
Wizz Air Holdings PLC[1,2]	7,073,107	124,398
EnPro Industries, Inc.[1]	1,455,603	123,697
International Container Terminal Services, Inc.	44,009,076	117,664
Carel Industries SpA[1]	6,013,018	112,363
VAT Group AG	553,276	111,699
Alfen NV1,2	1,189,401	109,251
TFI International, Inc. (CAD denominated)	1,130,000	102,263
TFI International, Inc.	68,200	6,171
Boyd Group Services, Inc.[3]	836,324	105,316
TransDigm Group, Inc.	190,000	99,716
Trelleborg AB, Class B	5,257,264	98,049
Spirax-Sarco Engineering PLC	848,200	97,433
Kadant, Inc.	575,118	95,935
The AZEK Co., Inc., Class A2	5,687,886	94,533
Japan Elevator Service Holdings Co., Ltd.[1]	7,100,154	91,582
TechnoPro Holdings, Inc.	4,047,000	85,076
dip Corp.[1]	3,341,000	85,046
Rumo SA	24,541,535	84,075
Graco, Inc.	1,374,000	82,371
Johns Lyng Group, Ltd.[1]	20,594,836	81,872
Zurn Elkay Water Solutions Corp.	3,296,375	80,761
ESCO Technologies, Inc.	1,095,937	80,486
ManpowerGroup, Inc.	1,235,101	79,899

6	SMALLCAP World Fund

Common stocks (continued)	Shares	Value (000)
Industrials (continued)
KEI Industries, Ltd.[1]	4,526,134	$79,713
Watsco, Inc.	300,000	77,238
Masco Corp.	1,625,000	75,871
Matson, Inc.	1,231,059	75,735
Instalco AB1	17,900,905	71,184
AirTAC International Group	3,072,590	70,291
Pegasus Hava Tasimaciligi AS1,2	5,314,662	68,307
Havells India, Ltd.	4,117,388	68,098
Driven Brands Holdings, Inc.[2]	2,412,400	67,499
First Advantage Corp.[2]	5,176,895	66,420
SHO-BOND Holdings Co., Ltd.	1,466,700	63,084
Marlowe PLC[1,2,3]	6,904,878	61,893
Haitian International Holdings, Ltd.	32,480,200	61,121
Lifco AB, Class B	4,195,000	57,910
Atlas Corp.[3]	4,159,499	57,817
Zhejiang Weixing New Building Materials Co., Ltd., Class A	19,398,983	56,317
CSW Industrials, Inc.	458,419	54,919
Simpson Manufacturing Co., Inc.	699,036	54,804
Quess Corp., Ltd.	6,907,615	54,700
Montrose Environmental Group, Inc.[1,2]	1,623,909	54,645
CG Power and Industrial Solutions, Ltd.[2]	18,869,753	54,422
Trinity Industries, Inc.	2,513,238	53,658
MonotaRO Co., Ltd.	3,455,300	52,228
Aalberts NV, non-registered shares	1,596,599	52,170
Woodward, Inc.	649,000	52,089
DO & CO AG, non-registered shares[1,2,3]	779,520	51,410
Waste Connections, Inc.	380,000	51,349
APM Human Services International, Ltd.[3]	23,661,959	51,233
Volution Group PLC[1]	15,684,638	50,954
GVS SpA[2]	8,720,038	50,920
Cargotec OYJ, Class B, non-registered shares	1,682,220	50,642
FTI Consulting, Inc.[2]	294,377	48,781
Munters Group AB	7,015,000	48,737
Resideo Technologies, Inc.[2]	2,527,864	48,181
Textron, Inc.	780,000	45,443
Builders FirstSource, Inc.[2]	760,228	44,793
Copa Holdings, SA, Class A2	665,000	44,562
Guangzhou Baiyun International Airport Co., Ltd., Class A2	21,926,503	44,062
DL E&C Co., Ltd.	1,793,720	42,523
Interface, Inc.[1]	4,721,060	42,442
Midac Holdings Co., Ltd.[1,3]	1,844,500	42,395
Addtech AB, Class B	3,165,903	41,298
Engcon AB, Class B2	6,668,176	40,789
Advanced Drainage Systems, Inc.	323,056	40,178
IDEX Corp.	200,000	39,970
JGC Holdings Corp.	3,124,000	39,151
Antares Vision SpA[1,2,3]	5,278,008	37,577
Generac Holdings, Inc.[2]	207,989	37,051
Sulzer AG	641,945	36,682
Centre Testing International Group Co., Ltd.	12,715,436	36,472
Cathay Pacific Airways, Ltd.[2,3]	33,879,000	35,508
LIXIL Corp.[3]	2,434,500	35,277
Montana Aerospace AG1,2	3,338,132	34,688
Voltronic Power Technology Corp.	784,000	34,325
Atkore, Inc.[2]	436,200	33,941
Marel hf.	10,903,000	33,810
Kingspan Group PLC	724,000	32,348
Hefei Meyer Optoelectronic Technology, Inc., Class A	9,654,084	31,120
Melrose Industries PLC	27,747,591	30,981
BWX Technologies, Inc.	611,300	30,791
Fasadgruppen Group AB1	3,875,833	29,797
SIS, Ltd.[2]	5,440,291	27,635
International Consolidated Airlines Group SA (CDI)[2,3]	26,494,000	27,611
Sinoseal Holding Co., Ltd., Class A	5,298,624	26,609
Controladora Vuela Compañía de Aviación, SAB de CV, Class A, ordinary participation certificates (ADR)[2]	2,557,800	17,879
Controladora Vuela Compañía de Aviación, SAB de CV, Class A, ordinary participation certificates[2,3]	11,941,586	8,438
Kajaria Ceramics, Ltd.	1,764,211	25,947

SMALLCAP World Fund	7

Common stocks (continued)	Shares	Value (000)
Industrials (continued)
Adecco Group AG	936,900	$25,727
SK, Inc.	192,683	25,670
Upwork, Inc.[2]	1,790,057	24,381
Lyft, Inc.[2]	1,795,000	23,640
Sun Country Airlines Holdings, Inc.[2]	1,711,612	23,295
Azelis Group NV	995,108	22,128
InPost SA2	3,711,638	21,675
Polycab India, Ltd.	607,909	18,965
Jamna Auto Industries, Ltd.	12,837,657	17,919
Einride AB1,2,4,5	391,089	17,834
Indutrade AB	1,080,000	17,417
Hensoldt AG	808,623	16,241
Ventia Services Group Pty, Ltd.	9,155,653	15,111
Coor Service Management Holding AB	2,177,000	14,778
Storskogen Group AB, Class B	17,764,071	14,238
RS Group PLC	1,312,000	14,001
INVISIO Communications AB	950,000	11,658
Crane Holdings, Co.	130,938	11,462
UFP Industries, Inc.	154,191	11,126
ITM Power PLC[2,3]	9,693,939	11,062
XP Power, Ltd.	583,458	10,936
Heliogen, Inc.[2]	5,800,000	10,788
Daiseki Co., Ltd.	352,600	10,758
Grafton Group PLC	1,437,900	10,752
Oshkosh Corp.	150,000	10,544
Intrum AB	800,000	10,046
Green Landscaping Group AB2	1,977,759	10,001
Nolato AB, Class B	2,186,962	9,999
ICF International, Inc.	91,666	9,993
Troax Group AB	708,000	9,960
Grupa Pracuj SA	1,300,000	9,917
easyJet PLC[2]	3,000,000	9,858
IMI PLC	750,055	9,306
Fluidra, SA, non-registered shares	616,300	9,188
Chemring Group PLC	2,607,000	8,158
Pyrum Innovations AG2	128,340	7,378
Univar Solutions, Inc.[2]	315,595	7,177
Norva24 Group AB2	1,650,000	4,708
L&T Technology Services, Ltd.	104,056	4,517
TuSimple Holdings, Inc., Class A2,3	580,000	4,408
Ceres Power Holdings PLC[2,3]	831,946	3,387
HeadHunter Group PLC (ADR)[4]	521,600	—	[6]
		10,129,937

Information technology 15.20%
Wolfspeed, Inc.[2]	4,082,600	421,978
MongoDB, Inc., Class A2	1,258,182	249,825
eMemory Technology, Inc.[1]	6,440,334	227,400
Smartsheet, Inc., Class A2	6,354,321	218,334
ALTEN SA, non-registered shares[1]	1,742,848	190,817
Alteryx, Inc., Class A2	3,407,576	190,279
Kulicke and Soffa Industries, Inc.[1]	4,782,013	184,251
Global Unichip Corp.[1]	10,059,000	183,868
Fabrinet, non-registered shares[1,2]	1,919,265	183,194
Confluent, Inc., Class A2	6,652,721	158,135
Globant SA2	784,865	146,833
Teradata Corp.[2]	4,257,782	132,247
Keywords Studios PLC[1]	5,115,655	130,461
MKS Instruments, Inc.	1,455,636	120,294
Novanta, Inc.[2]	1,015,687	117,464
Dexerials Corp.[1,3]	5,161,500	116,270
RingCentral, Inc., Class A2	2,869,200	114,653
Extreme Networks, Inc.[1,2]	8,646,932	113,015
Nordic Semiconductor ASA[2]	8,580,615	112,390
VisEra Technologies Co., Ltd.[5]	11,090,000	80,413
VisEra Technologies Co., Ltd.	3,774,800	28,811
Network International Holdings PLC[1,2]	32,104,275	108,706
Alarm.com Holdings, Inc.[2]	1,661,500	107,765

8	SMALLCAP World Fund

Common stocks (continued)	Shares	Value (000)
Information technology (continued)
CDW Corp.	650,000	$101,452
Clear Secure, Inc., Class A2,3	4,428,299	101,231
Pegasystems, Inc.	3,110,030	99,956
Net One Systems Co., Ltd.[1]	5,162,673	99,485
DoubleVerify Holdings, Inc.[2]	3,442,000	94,139
SHIFT, Inc.[2]	722,200	93,351
Endava PLC, Class A (ADR)[2]	1,136,921	91,670
Credo Technology Group Holding, Ltd.[1,2,3]	8,194,682	90,141
Paycom Software, Inc.[2]	270,525	89,271
Viavi Solutions, Inc.[2]	6,830,000	89,131
Softcat PLC	6,734,335	87,893
Tanla Platforms, Ltd.[1]	9,190,777	87,331
PagSeguro Digital, Ltd., Class A2	6,492,200	85,892
Euronet Worldwide, Inc.[2]	1,129,232	85,551
SUMCO Corp.	7,295,374	84,768
SINBON Electronics Co., Ltd.	9,727,000	80,772
Money Forward, Inc.[1,2]	3,664,187	75,953
CCC Intelligent Solutions Holdings, Inc.[2,3]	8,042,622	73,188
Bytes Technology Group PLC[1]	15,122,601	70,523
LEM Holding SA	46,070	70,375
EVERTEC, Inc.	2,164,230	67,849
Gitlab, Inc., Class A2,3	1,295,152	66,338
Vitec Software Group AB, Class B	2,228,800	65,945
PAR Technology Corp.[1,2,3]	2,140,057	63,196
Silergy Corp.	4,645,824	60,899
Topicus.com, Inc., subordinate voting shares[2]	1,265,553	60,852
Ceridian HCM Holding, Inc.[2]	1,078,060	60,242
Coforge, Ltd.	1,469,344	59,900
MACOM Technology Solutions Holdings, Inc.[2]	1,140,000	59,041
Aixtron SE	2,434,518	58,869
Kainos Group PLC	4,103,704	58,701
Hamamatsu Photonics KK	1,289,450	55,363
Netcompany Group AS, non-registered shares[2]	1,577,091	52,578
Mastek, Ltd.[1]	2,403,500	50,944
Crayon Group Holding ASA[1,2,3]	6,588,516	50,857
Cvent Holding Corp.[2]	9,655,200	50,690
Qorvo, Inc.[2]	638,300	50,687
Kingdee International Software Group Co., Ltd.[2]	38,667,093	49,994
EPAM Systems, Inc.[2]	134,600	48,751
Concentrix Corp.	428,914	47,880
Marqeta, Inc., Class A2	6,719,114	47,840
Dock, Ltd.[2,4,5]	4,318,937	47,206
Silicon Laboratories, Inc.[2]	369,000	45,549
NCR Corp.[2]	2,353,790	44,746
Megaport, Ltd.[1,2,3]	9,161,000	44,425
Zuken, Inc.[1]	1,823,800	44,123
Vanguard International Semiconductor Corp.	21,389,394	43,240
Nagarro SE2,3	483,317	42,897
Computer Age Management Services, Ltd.	1,387,558	42,724
Aspen Technology, Inc.[2]	175,140	41,718
Flex, Ltd.[2]	2,291,735	38,180
Nuvei Corp., subordinate voting shares[2]	1,400,000	37,834
ironSource, Ltd., Class A2,3	10,533,854	36,236
Maruwa Co., Ltd.	341,300	36,196
BlackLine, Inc.[2]	595,000	35,640
HashiCorp, Inc., Class A2,3	1,091,870	35,147
INFICON Holding AG	52,362	34,853
Thoughtworks Holding, Inc.[2]	3,260,506	34,203
Accton Technology Corp.	4,009,000	33,994
Perficient, Inc.[2]	517,165	33,626
Bechtle AG, non-registered shares	919,758	33,465
SimCorp AS	594,367	33,274
Cognex Corp.	800,000	33,160
Bentley Systems, Inc., Class B3	1,071,370	32,773
SentinelOne, Inc., Class A2	1,239,464	31,681
BE Semiconductor Industries NV	741,300	31,550
Reply SpA	299,378	31,231
Unimicron Technology Corp.	8,238,000	30,590
Dye & Durham, Ltd.[3]	2,470,647	30,442

SMALLCAP World Fund	9

Common stocks (continued)	Shares	Value (000)
Information technology (continued)
Alkami Technology, Inc.[2,3]	1,950,806	$29,360
Trimble, Inc.[2]	530,000	28,763
Disco Corp.[3]	131,500	28,656
OVH Groupe SAS[2,3]	2,894,931	28,615
Okta, Inc., Class A2	500,000	28,435
Paymentus Holdings, Inc., Class A2,3	2,854,826	27,749
Halma PLC	1,200,000	27,020
Boku, Inc.[1,2,5]	20,461,639	25,379
Pushpay Holdings, Ltd.[2]	41,008,017	25,133
Sinch AB2,3	17,697,918	23,205
ePlus, inc.[2]	556,200	23,105
ams OSRAM AG, non-registered shares[2]	3,494,900	21,751
Technoprobe SpA[2]	2,980,236	20,738
AvidXchange Holdings, Inc.[2]	2,445,867	20,594
Kingboard Holdings, Ltd.	7,191,000	20,205
Truecaller AB, Class B2,3	5,941,170	19,782
Kingboard Laminates Holdings, Ltd.	22,027,500	19,693
Alchip Technologies, Ltd.	717,000	19,313
Nayax, Ltd.[2]	802,200	18,934
SmartCraft ASA, Class A1,2	13,349,780	18,628
Semtech Corp.[2]	585,000	17,205
GFT Technologies SE	570,924	17,205
LiveRamp Holdings, Inc.[2]	932,711	16,938
TDCX, Inc., Class A1,2	1,781,024	16,688
JustSystems Corp.	706,700	16,106
Nemetschek SE	291,067	14,016
Insight Enterprises, Inc.[2]	168,500	13,886
LandMark Optoelectronics Corp.	2,985,000	13,276
Tripod Technology Corp.	4,134,000	12,106
91APP, Inc.	4,728,158	11,906
eCloudvalley Digital Technology Co., Ltd.	3,003,174	11,790
Linklogis, Inc., Class B2,3	28,318,000	11,719
Venustech Group, Inc., Class A	4,107,547	11,697
Alphawave IP Group PLC[2,3]	7,257,773	11,015
MaxLinear, Inc.[2]	328,275	10,708
ON Semiconductor Corp.[2]	167,850	10,462
AppFolio, Inc., Class A2	98,300	10,294
Atea ASA	1,132,000	10,017
Zebra Technologies Corp., Class A2	36,300	9,511
GB Group PLC	1,330,200	8,978
Softline Holding PLC (GDR)[1,2,4,7]	10,650,000	8,810
Softline Holding PLC (GDR)[1,2,4]	9,996	8
Lime Technologies AB	435,850	8,586
LivePerson, Inc.[2]	850,104	8,008
Cherry AG1,2,3	1,398,734	7,364
Oxford Instruments PLC	340,300	6,783
Entegris, Inc.	79,014	6,560
Procore Technologies, Inc.[2]	125,600	6,215
MotorK, Ltd.[1,2]	2,300,000	5,468
Avaya Holdings Corp.[2,3]	3,363,700	5,348
CI&T, Inc., Class A2,3	541,127	5,081
CEVA, Inc.[2]	175,000	4,590
Copperleaf Technologies, Inc.[2,3]	966,713	4,395
Yotpo, Ltd.[2,4,5]	2,620,102	4,297
AAC Technologies Holdings, Inc.[2,3]	2,629,000	4,057
JFrog, Ltd.[2]	178,400	3,944
Patreon, Inc., Class B2,4,5	189,951	3,921
Foursquare Labs, Inc., Series A2,4,5	1,970,385	3,231
WeCommerce Holdings, Ltd., Class A1,2,3	2,113,430	3,060
SiteMinder, Ltd.[2]	750,663	1,471
		8,449,373

Consumer discretionary 14.65%
Tube Investments of India, Ltd.[1]	12,231,762	410,555
Evolution AB	5,074,230	399,608
TopBuild Corp.[1,2]	2,120,114	349,352
Dollarama, Inc.	5,010,000	287,612
Floor & Decor Holdings, Inc., Class A2	4,046,400	284,300

10	SMALLCAP World Fund

Common stocks (continued)	Shares	Value (000)
Consumer discretionary (continued)
IDP Education, Ltd.	11,978,890	$200,438
Wyndham Hotels & Resorts, Inc.	3,226,678	197,957
YETI Holdings, Inc.[1,2]	6,894,065	196,619
Thor Industries, Inc.	2,213,628	154,910
Helen of Troy, Ltd.[1,2]	1,441,721	139,040
DraftKings, Inc., Class A2,3	8,877,732	134,409
Kindred Group PLC (SDR)[1]	15,987,668	119,302
MakeMyTrip, Ltd., non-registered shares[1,2]	3,876,781	119,017
Five Below, Inc.[2]	804,402	110,742
Inchcape PLC	14,693,764	110,576
WH Smith PLC[1,2]	8,150,907	108,181
Entain PLC	8,978,173	107,816
Light & Wonder, Inc.[2]	2,481,004	106,385
Leslie’s, Inc.[2,3]	6,992,578	102,861
Jiumaojiu International Holdings, Ltd.[3]	62,092,000	101,336
Pool Corp.	317,700	101,095
NEXTAGE Co., Ltd.[1]	4,623,400	100,390
Pets at Home Group PLC[1]	33,138,500	96,500
Xometry, Inc., Class A2,3	1,695,180	96,269
Bajaj Electricals, Ltd.[1]	6,515,607	96,037
Polaris, Inc.	985,000	94,215
Jack in the Box, Inc.[1]	1,256,700	93,084
Mattel, Inc.[2]	4,700,000	89,018
Toll Brothers, Inc.	2,104,633	88,395
Asbury Automotive Group, Inc.[2]	575,004	86,883
Adient PLC[2]	3,061,255	84,950
Moncler SpA	2,015,000	82,735
Lennar Corp., Class A	1,058,458	78,908
Lennar Corp., Class B	21,169	1,260
Everi Holdings, Inc.[1,2]	4,920,396	79,809
Melco Resorts & Entertainment, Ltd. (ADR)[2]	11,707,307	77,619
KB Home	2,957,918	76,669
Auction Technology Group PLC[1,2]	9,570,000	76,577
Kontoor Brands, Inc.	2,208,000	74,211
Watches of Switzerland Group PLC[2]	9,622,820	71,302
Salvatore Ferragamo SpA[3]	4,954,090	69,412
Domino’s Pizza Enterprises, Ltd.	2,110,841	69,107
Norwegian Cruise Line Holdings, Ltd.[2,3]	5,839,904	66,341
Golden Entertainment, Inc.[1,2]	1,896,757	66,178
DESCENTE, Ltd.	2,865,900	65,159
Momo.com, Inc.	3,839,758	64,730
Jumbo SA	4,771,161	63,611
Bright Horizons Family Solutions, Inc.[2]	1,058,300	61,011
Domino’s Pizza Group PLC[1]	24,475,815	60,604
Williams-Sonoma, Inc.	500,000	58,925
Games Workshop Group PLC	917,600	58,873
Basic-Fit NV2,3	1,895,318	56,716
M.D.C. Holdings, Inc.	2,001,000	54,867
Domino’s Pizza, Inc.	176,500	54,750
Haichang Ocean Park Holdings, Ltd.[2,3]	52,649,000	51,549
Skechers USA, Inc., Class A2	1,600,000	50,752
Fox Factory Holding Corp.[2]	605,690	47,898
Wayfair, Inc., Class A2,3	1,467,200	47,757
LGI Homes, Inc.[2]	571,556	46,508
Musti Group OYJ[1]	2,682,737	46,469
Snow Peak, Inc.[1,3]	3,050,800	46,400
Shoei Co., Ltd.	1,224,100	44,358
Six Flags Entertainment Corp.[2]	2,425,351	42,929
Levi Strauss & Co., Class A	2,950,000	42,687
Compagnie Plastic Omnium SA	3,192,845	41,634
Malibu Boats, Inc., Class A2	851,000	40,840
Century Communities, Inc.	911,000	38,973
Bafang Electric (Suzhou) Co., Ltd., Class A	2,347,840	38,752
Nien Made Enterprise Co., Ltd.	4,920,000	38,734
Darden Restaurants, Inc.	303,300	38,313
International Game Technology PLC	2,421,600	38,261
Arco Platform, Ltd., Class A2,3	3,480,934	37,559
Trainline PLC[2]	10,584,000	36,873
Etsy, Inc.[2]	366,850	36,733

SMALLCAP World Fund	11

Common stocks (continued)	Shares	Value (000)
Consumer discretionary (continued)
Cavco Industries, Inc.[2]	170,870	$35,158
Chervon Holdings, Ltd.[3]	9,167,900	34,605
Victoria PLC[1,2,3]	6,757,962	33,462
D.R. Horton, Inc.	490,000	33,002
Hilton Grand Vacations, Inc.[2]	951,800	31,305
Americanas SA, ordinary nominative shares	9,677,258	30,461
Macy’s, Inc.	1,900,000	29,773
Tongcheng Travel Holdings, Ltd.[2]	15,035,800	29,368
Flutter Entertainment PLC[2]	259,095	28,305
AcadeMedia AB1	6,523,595	28,256
On Holding AG, Class A2,3	1,742,200	27,962
Cairn Homes PLC	31,452,000	25,259
RH2	100,000	24,607
Graham Holdings Co., Class B	45,000	24,209
Boot Barn Holdings, Inc.[2]	397,000	23,209
Persimmon PLC	1,650,880	22,728
Mazda Motor Corp.	3,264,000	21,606
B&M European Value Retail SA	6,257,481	21,248
Gentherm, Inc.[2]	400,500	19,917
ABC-Mart, Inc.	456,100	19,658
XPEL, Inc.[2,3]	304,820	19,643
Puuilo OYJ[3]	4,124,072	19,338
China MeiDong Auto Holdings, Ltd.	11,564,000	18,297
JOANN, Inc.[1,3]	2,729,250	18,068
Westlife Development, Ltd.[2]	1,928,968	17,027
Lojas Quero-Quero SA1	14,974,560	16,156
Roland Corp.[3]	530,600	16,137
Beazer Homes USA, Inc.[1,2]	1,659,813	16,050
Alpen Co., Ltd.	1,130,000	16,025
Mips AB	543,100	16,020
Installed Building Products, Inc.	189,361	15,336
Vail Resorts, Inc.	71,000	15,310
OneWater Marine, Inc., Class A2	504,604	15,194
Melco International Development, Ltd.[2]	19,643,000	15,125
Playtech PLC[2]	3,083,800	14,961
Traeger, Inc.[2]	5,224,267	14,732
Caesars Entertainment, Inc.[2]	400,000	12,904
Nordstrom, Inc.[3]	760,000	12,715
Porch Group, Inc.[1,2,3]	5,520,000	12,420
Central Automotive Products, Ltd.	787,200	11,963
Coursera, Inc.[2]	1,055,400	11,377
ThredUp Inc., Class A2,3	6,154,000	11,323
StockX, Inc.[2,4,5]	161,790	11,238
Aramark	356,556	11,125
Food & Life Companies, Ltd.[3]	716,300	10,932
DPC Dash, Ltd.[2,4,5]	2,158,273	10,835
Dreamfolks Services, Ltd.[2]	1,296,626	5,686
Dreamfolks Services, Ltd.[2,5]	1,104,299	4,704
ASOS PLC[2,3]	1,607,415	10,057
Elior Group SA2,3	5,263,313	9,491
Relaxo Footwears, Ltd.	713,900	8,780
Zhongsheng Group Holdings, Ltd.	2,121,500	8,342
Chegg, Inc.[2]	365,500	7,701
Grove Collaborative Holdings, Inc., Class A2,5	3,070,667	6,328
Grove Collaborative Holdings, Inc., Class A2	519,604	1,164
Steven Madden, Ltd.	277,000	7,388
Bike24 Holding AG1,2,3	2,987,174	7,135
Victoria’s Secret & Co.[2]	210,400	6,127
Goodyear Tire & Rubber Co.[2]	558,712	5,637
Brilliant Earth Group, Inc., Class A2	866,800	4,967
BARK, Inc.[2,3]	2,500,000	4,550
Synsam AB	952,992	4,464
Royal Caribbean Cruises, Ltd.[2]	78,017	2,957
Westwing Group SE, non-registered shares[2,3]	344,652	1,883
Leifheit AG, non-registered shares[3]	129,643	1,688
BNN Technology PLC[1,2,4]	19,007,000	—	[6]
Ozon Holdings PLC (ADR)[2,4]	2,346,600	—	[6]
		8,144,603

12	SMALLCAP World Fund

Common stocks (continued)	Shares	Value (000)
Health care 14.57%
Molina Healthcare, Inc.[2]	2,407,600	$794,123
Insulet Corp.[2]	2,399,642	550,478
Max Healthcare Institute, Ltd.[1,2]	67,134,781	335,885
Agilon Health, Inc.[2]	13,114,300	307,137
Haemonetics Corp.[1,2]	4,093,820	303,065
NovoCure, Ltd.[2]	3,621,597	275,169
Centene Corp.[2]	2,925,674	227,647
DexCom, Inc.[2]	2,210,000	177,993
Biohaven Pharmaceutical Holding Co., Ltd.[2]	1,140,376	172,391
Revance Therapeutics, Inc.[1,2]	6,313,932	170,476
Legend Biotech Corp. (ADR)[2]	4,033,599	164,571
Shockwave Medical, Inc.[2]	585,000	162,671
Oak Street Health, Inc.[2]	6,084,207	149,185
Penumbra, Inc.[2]	780,244	147,934
Xenon Pharmaceuticals, Inc.[1,2]	3,917,482	141,421
iRhythm Technologies, Inc.[2]	1,025,100	128,425
Silk Road Medical, Inc.[1,2]	2,791,630	125,623
CONMED Corp.[1]	1,538,492	123,341
Amplifon SpA	4,668,700	122,263
Hapvida Participações e Investimentos SA2	82,535,599	115,824
Laurus Labs, Ltd.	18,452,700	115,790
Amvis Holdings, Inc.[1]	6,950,300	115,541
Bachem Holding AG3	1,802,075	112,102
Integra LifeSciences Holdings Corp.[2]	2,551,447	108,079
Karuna Therapeutics, Inc.[2]	466,922	105,025
Tandem Diabetes Care, Inc.[2]	2,140,500	102,423
Globus Medical, Inc., Class A2	1,531,378	91,224
Addus HomeCare Corp.[1,2]	938,900	89,421
Inari Medical, Inc.[2]	1,190,498	86,478
Fate Therapeutics, Inc.[2]	3,674,900	82,355
Genus PLC	2,245,985	64,841
Pacific Biosciences of California, Inc.[2,3]	10,225,968	59,362
Allogene Therapeutics, Inc.[2,3]	5,310,109	57,349
Ascendis Pharma A/S (ADR)[2,3]	541,287	55,893
Hypera SA, ordinary nominative shares	6,689,914	54,878
CanSino Biologics, Inc., Class H3	9,717,400	54,588
AbCellera Biologics, Inc.[2,3]	5,480,000	54,197
EBOS Group, Ltd.	2,556,246	53,617
Asahi Intecc Co., Ltd.	3,346,600	52,951
Shandong Pharmaceutical Glass Co., Ltd., Class A	12,973,422	52,841
ICON PLC[2]	281,109	51,662
Encompass Health Corp.	1,114,331	50,401
Ocumension Therapeutics[1,2,3]	37,692,000	48,977
CRISPR Therapeutics AG2	746,299	48,771
Poly Medicure, Ltd.	4,511,022	47,782
Virbac SA	178,400	46,351
Ultragenyx Pharmaceutical, Inc.[2]	1,106,215	45,808
Surgical Science Sweden AB1,2,3	3,271,137	43,622
New Horizon Health, Ltd.[1,2,3]	22,889,335	42,209
Alignment Healthcare, Inc.[2]	3,500,000	41,440
CompuGroup Medical SE & Co. KGaA	1,187,660	41,158
Nakanishi, Inc.	2,255,800	40,959
Netcare, Ltd.	54,252,695	40,809
Medmix AG1	2,314,251	40,482
Glaukos Corp.[2]	750,322	39,947
IVERIC bio, Inc.[2]	2,164,099	38,824
Carl Zeiss Meditec AG, non-registered shares	368,406	38,796
Indivior PLC[2]	11,805,600	37,350
Ambu AS, Class B, non-registered shares[3]	3,992,766	34,503
FIGS, Inc., Class A2	4,166,847	34,376
Seer, Inc., Class A2	4,414,668	34,170
NuVasive, Inc.[2]	766,000	33,558
Revenio Group OYJ, non-registered shares	792,790	29,454
Exact Sciences Corp.[2]	890,000	28,916
KRKA, dd, Novo mesto	335,262	28,243
Angelalign Technology, Inc.[3]	2,908,600	27,599
Alnylam Pharmaceuticals, Inc.[2]	137,700	27,562
SKAN Group AG3	462,566	27,217
Incyte Corp.[2]	396,000	26,389

SMALLCAP World Fund	13

Common stocks (continued)	Shares	Value (000)
Health care (continued)
Fisher & Paykel Healthcare Corp., Ltd.	2,510,000	$25,881
Zealand Pharma A/S2	1,142,366	25,757
Idorsia, Ltd.[2,3]	1,959,816	25,182
Pharmaron Beijing Co., Ltd., Class H	5,167,550	25,060
Twist Bioscience Corp.[2]	704,000	24,809
Sosei Group Corp.[2,3]	1,861,300	23,349
Guardant Health, Inc.[2]	420,239	22,621
10x Genomics, Inc., Class A2	793,300	22,593
Innovent Biologics, Inc.[2]	6,938,500	21,611
Amedisys, Inc.[2]	210,699	20,394
Olink Holding AB (ADR)[2,3]	1,586,593	19,261
Gland Pharma, Ltd.[2]	750,000	19,235
Zai Lab, Ltd. (ADR)[2]	551,078	18,847
CM Hospitalar SA	5,671,671	18,652
Chemed Corp.	42,000	18,336
Medacta Group SA	216,959	18,264
Fleury SA, ordinary nominative shares	5,540,900	18,160
Galapagos NV2	424,039	18,145
CellaVision AB, non-registered shares	789,300	18,051
Ami Organics, Ltd.	1,596,540	17,857
BONESUPPORT Holding AB2	2,647,760	17,459
Hutchmed China, Ltd. (ADR)[2]	1,350,035	11,961
Hutchmed China, Ltd.[2,3]	2,554,000	4,216
Natera, Inc.[2]	363,000	15,907
Zentalis Pharmaceuticals, Inc.[2]	683,000	14,794
PolyPeptide Group AG	487,635	14,141
Hangzhou Tigermed Consulting Co., Ltd., Class A	1,090,535	14,003
Piramal Pharma, Ltd.[2,4]	5,340,000	13,575
Editas Medicine, Inc.[2]	1,100,000	13,464
Sysmex Corp.	220,300	11,857
Nevro Corp.[2]	253,000	11,790
Vaxcyte, Inc.[2]	475,303	11,407
Dechra Pharmaceuticals PLC	384,608	11,146
Brii Biosciences, Ltd.[2,3]	16,214,542	10,872
SUNWELS Co., Ltd.[3]	233,000	9,944
Nordhealth AS, Class A1,2	5,120,000	9,375
Arjo AB, Class B	2,572,435	9,368
Precision BioSciences, Inc.[1,2]	6,715,043	8,730
NextGen Healthcare, Inc.[2]	406,300	7,192
Creo Medical Group PLC[1,2]	11,533,623	6,962
Classys, Inc.	740,401	6,913
Vitrolife AB	467,551	6,603
PetIQ, Inc., Class A2	880,561	6,076
Diagnósticos da América SA	1,728,463	6,043
ChemoMetec A/S	70,910	5,353
KRY International AB, Series A2,4,5	19,744	4,886
HBM Holdings, Ltd.[2,3]	15,992,000	3,810
OdontoPrev SA, ordinary nominative shares	2,134,000	3,481
Cellectis SA, non-registered shares[2,3]	760,997	1,769
Cellectis SA (ADR)[2,3]	698,804	1,600
IO Biotech, Inc.[2,3]	1,235,000	3,347
Jeisys Medical, Inc.[2]	605,326	2,730
Implantica AG, Class A (SDR)[2]	700,000	2,597
Sana Biotechnology, Inc.[2,3]	432,071	2,592
Denali Therapeutics, Inc.[2]	84,264	2,586
Intervacc AB2	850,000	2,554
Applied Molecular Transport, Inc.[2,3]	1,861,107	1,811
Autolus Therapeutics PLC (ADR)[2,3]	625,000	1,338
Schrodinger, Inc.[2]	31,250	781
Acutus Medical, Inc.[2]	797,523	702
		8,099,712

Financials 9.51%
Ares Management Corp., Class A	5,174,776	320,577
AU Small Finance Bank, Ltd.	30,476,509	229,425
SVB Financial Group[2]	606,500	203,651
Essent Group, Ltd.[1]	5,654,659	197,178
Trupanion, Inc.[1,2,3]	3,213,692	190,990

14	SMALLCAP World Fund

Common stocks (continued)	Shares	Value (000)
Financials (continued)
Aavas Financiers, Ltd.[1,2]	6,038,330	$165,167
Cholamandalam Investment and Finance Co., Ltd.	17,195,186	153,424
RenaissanceRe Holdings, Ltd.	952,200	133,679
Independent Bank Group, Inc.[1]	2,166,153	132,980
Seacoast Banking Corporation of Florida[1]	4,156,901	125,663
First Republic Bank	945,825	123,477
Eurobank Ergasias Services and Holdings SA2	148,563,100	122,901
Janus Henderson Group PLC	5,650,041	114,752
Steadfast Group, Ltd.	35,229,793	103,813
IIFL Finance, Ltd.[1]	23,246,993	99,987
IIFL Wealth Management, Ltd.	4,379,654	98,842
Patria Investments, Ltd., Class A1	6,913,834	90,226
East West Bancorp, Inc.	1,308,975	87,885
SouthState Corp.	1,097,165	86,808
Kinsale Capital Group, Inc.	339,620	86,746
Capitec Bank Holdings, Ltd.	983,153	84,276
Fukuoka Financial Group, Inc.[3]	4,700,100	83,404
Focus Financial Partners, Inc., Class A2	2,549,002	80,319
TMX Group, Ltd.	862,202	79,307
City Union Bank, Ltd.	36,608,696	77,565
Stifel Financial Corp.	1,477,350	76,689
Canara Bank	26,973,076	75,000
StepStone Group, Inc., Class A	3,039,100	74,488
Western Alliance Bancorporation	1,100,128	72,322
Glacier Bancorp, Inc.	1,443,817	70,935
Bridgepoint Group PLC	32,728,364	68,204
National Bank of Greece SA2	22,719,403	67,077
Eastern Bankshares, Inc.	3,267,276	64,169
AUB Group, Ltd.[1]	5,126,659	62,367
Valley National Bancorp	5,495,000	59,346
United Community Banks, Inc.	1,789,000	59,216
VZ Holding AG	785,919	55,023
AJ Bell PLC	18,325,000	55,020
Banca Generali SpA	1,972,252	54,563
The Bank of N.T. Butterfield & Son, Ltd.	1,504,686	48,842
Remgro, Ltd.	6,502,281	47,716
Bolsa Mexicana de Valores, SAB de CV, Series A	26,040,000	43,561
Allfunds Group PLC	5,925,895	43,440
Antin Infrastructure Partners SA	1,964,300	40,836
Aptus Value Housing Finance India, Ltd.[2]	10,588,171	39,880
Webster Financial Corp.	843,652	38,133
Pine Labs Pte., Ltd.[2,4,5]	76,998	38,039
Silvergate Capital Corp., Class A2	500,878	37,741
Euronext NV	585,333	37,039
Enstar Group, Ltd.[2]	203,500	34,512
Virtu Financial, Inc., Class A	1,566,000	32,526
Umpqua Holdings Corp.	1,785,500	30,514
Goosehead Insurance, Inc., Class A2	838,350	29,879
Star Health & Allied Insurance Co., Ltd.[2]	3,400,000	29,398
Victory Capital Holdings, Inc., Class A	1,196,000	27,879
PacWest Bancorp	1,220,000	27,572
Hilltop Holdings, Inc.	1,000,000	24,850
AssetMark Financial Holdings, Inc.[2]	1,350,000	24,692
Moelis & Co., Class A	719,000	24,309
Nova Ljubljanska Banka dd (GDR)	2,365,833	24,029
The Tel Aviv Stock Exchange, Ltd.	4,312,024	22,319
eGuarantee, Inc.	1,268,348	21,910
ICICI Securities, Ltd.	3,293,062	21,008
Alpha Services and Holdings SA2	26,000,000	20,249
Hiscox, Ltd.	2,060,606	20,146
NMI Holdings, Inc.[2]	950,000	19,352
Radian Group, Inc.	1,000,000	19,290
WealthNavi, Inc.[2,3]	1,788,200	19,144
Artisan Partners Asset Management, Inc., Class A	705,000	18,986
Qualitas Controladora, SAB de CV3	4,450,000	18,351
Haci Ömer Sabanci Holding AS	12,391,000	17,233
Angel One, Ltd.	921,071	15,316
Piramal Enterprises, Ltd.	1,335,000	14,153
Oscar Health, Inc., Class A2,3	2,751,000	13,728

SMALLCAP World Fund	15

Common stocks (continued)	Shares	Value (000)
Financials (continued)
SiriusPoint, Ltd.[2]	2,464,299	$12,198
Selective Insurance Group, Inc.	145,930	11,879
Collector Bank AB2	4,629,130	11,466
EFG International AG	1,414,530	11,179
Premium Group Co., Ltd.	888,900	10,925
Hellenic Exchanges - Athens Stock Exchange SA1	3,500,000	10,361
PT Bank Raya Indonesia Tbk[2]	278,708,667	10,000
Islandsbanki hf.	11,632,054	9,771
Linc AB2,3	2,358,208	9,310
Funding Circle Holdings PLC[2]	14,713,073	6,706
Discovery, Ltd.[2]	899,883	5,196
Uzabase, Inc.[2,3]	465,000	2,093
TCS Group Holding PLC (GDR)[2,4,7]	31,700	—	[6]
TCS Group Holding PLC (GDR)[2,4]	1,334,228	—	[6]
		5,285,117

Consumer staples 3.42%
Emmi AG1	318,222	247,648
Grocery Outlet Holding Corp.[1,2]	5,915,153	196,915
Simply Good Foods Co.[1,2]	5,770,500	184,598
Milbon Co., Ltd.[1]	2,378,500	104,902
BJ’s Wholesale Club Holdings, Inc.[2]	1,217,842	88,671
Varun Beverages, Ltd.	6,634,383	84,866
Celsius Holdings, Inc.[2]	832,726	75,512
Monde Nissin Corp.	350,959,960	72,757
Sovos Brands, Inc.[1,2]	5,050,900	71,925
Raia Drogasil SA, ordinary nominative shares	15,832,125	66,711
Ocado Group PLC[2]	10,398,813	53,998
AAK AB	3,694,316	48,710
Shop Apotheke Europe NV, non-registered shares[1,2,3]	1,142,620	46,389
United Spirits, Ltd.[2]	4,506,665	46,336
Scandinavian Tobacco Group A/S	2,941,378	42,441
Sok Marketler Ticaret AS, non-registered shares[1,2]	37,067,550	41,357
Performance Food Group Co.[2]	928,000	39,858
Nu Skin Enterprises, Inc., Class A	1,100,000	36,707
Freshpet, Inc.[2]	667,764	33,448
Jonjee Hi-Tech Industrial and Commercial Holding Co., Ltd., Class A	6,624,986	29,743
Kotobuki Spirits Co., Ltd.	499,000	28,580
COSMOS Pharmaceutical Corp.	287,909	28,408
BidCorp, Ltd.[3]	1,640,857	25,115
Fresh Del Monte Produce, Inc.	1,028,000	23,891
Avenue Supermarts, Ltd.[2]	417,313	22,411
Fever-Tree Drinks PLC	2,410,000	22,347
Vector Group, Ltd.	2,509,032	22,105
Bakkafrost P/F	517,500	20,495
Royal Unibrew A/S	280,000	18,121
Hilton Food Group PLC	2,327,506	13,822
PZ Cussons PLC	6,017,310	13,034
Century Pacific Food, Inc.	25,901,000	9,918
Humble Group AB2	11,368,627	9,409
Icelandic Salmon AS2,3	515,000	7,704
Nomad Foods, Ltd.[2]	500,000	7,100
TreeHouse Foods, Inc.[2]	152,200	6,456
Dole PLC	551,300	4,024
Zur Rose Group AG2,3	54,100	1,590
Beyond Meat, Inc.[2,3]	73,395	1,040
		1,899,062

Energy 3.12%
New Fortress Energy, Inc., Class A	4,116,300	179,923
Northern Oil and Gas, Inc.[1]	6,054,000	165,940
Coterra Energy, Inc.	6,350,059	165,864
Chesapeake Energy Corp.	1,434,104	135,107
MEG Energy Corp.[2]	11,431,657	127,943
DT Midstream, Inc.	2,420,877	125,619
Gaztransport & Technigaz SA	913,743	101,092
Vallourec SA2	9,989,108	96,289
Viper Energy Partners, LP	2,555,470	73,240

16	SMALLCAP World Fund

Common stocks (continued)	Shares	Value (000)
Energy (continued)
Helmerich & Payne, Inc.	1,817,270	$67,184
Pioneer Natural Resources Company	268,053	58,041
Golar LNG, Ltd.[2]	2,132,596	53,144
Worley, Ltd.	5,701,172	46,352
Cactus, Inc., Class A	1,149,091	44,160
TechnipFMC PLC[2]	5,200,890	43,999
Denbury, Inc.[2]	406,329	35,050
Venture Global LNG, Inc., Series C2,4,5	4,240	34,228
Subsea 7 SA	3,742,357	29,563
Savannah Energy PLC[1,2,3]	96,128,672	29,272
Magnolia Oil & Gas Corp., Class A	1,323,743	26,223
Equitrans Midstream Corp.	3,390,447	25,361
Weatherford International[2]	706,648	22,818
Headwater Exploration, Inc.[2]	5,105,000	19,439
ProFrac Holding Corp., Class A2,3	1,194,734	18,172
Championx Corp.	462,625	9,054
		1,733,077

Materials 3.02%
APL Apollo Tubes, Ltd.[1]	15,548,000	198,170
LANXESS AG1	4,917,743	144,010
JSR Corp.	6,631,830	126,378
Navin Fluorine International, Ltd.	2,079,348	114,025
CCL Industries, Inc., Class B, nonvoting shares	2,262,200	109,659
OZ Minerals, Ltd.	6,303,841	103,479
Perimeter Solutions SA1,2	11,791,546	94,450
Deepak Fertilisers & Petrochemicals Corp., Ltd.	6,039,256	64,739
Summit Materials, Inc., Class A2	2,535,041	60,739
H.B. Fuller Co.	866,200	52,059
ATI, Inc.[2]	1,868,650	49,725
Livent Corp.[2]	1,530,893	46,922
PI Industries, Ltd.	1,212,000	44,299
MMG, Ltd.[2]	148,596,000	35,281
Lundin Mining Corp.	6,434,519	32,514
Yamato Kogyo Co., Ltd.[3]	1,043,900	31,727
Toyo Gosei Co., Ltd.[1,3]	642,700	28,289
FUJIMI INCORPORATED[3]	597,000	25,022
Jindal Steel & Power, Ltd.	4,763,387	24,863
Labrador Iron Ore Royalty Corp.[3]	1,156,000	24,194
Vinati Organics, Ltd.	943,000	24,161
Aluflexpack AG1,2,3	1,309,666	23,652
Kansai Paint Co., Ltd.	1,642,000	23,282
Mayr-Melnhof Karton AG, non-registered shares	171,841	22,055
JCU Corp.	1,066,300	21,442
Indigo Paints, Ltd.	1,103,244	20,302
Shandong Sinocera Functional Material Co., Ltd., Class A	4,713,974	19,241
Nanofilm Technologies International, Ltd.	12,438,970	18,013
Re:NewCell AB1,2,3	2,702,272	17,542
Berger Paints India, Ltd.	1,930,816	14,584
Alcoa Corp.	350,000	11,781
Recticel SA/NV	873,200	11,458
Materion Corp.	121,538	9,723
Gerdau SA (ADR)	2,011,500	9,092
Venator Materials PLC[1,2]	8,519,540	7,497
Fuso Chemical Co., Ltd.	283,300	6,104
Alleima AB2	1,509,740	4,734
Carbios SA2	105,815	2,108
		1,677,315

Communication services 2.10%
Iridium Communications, Inc.[2]	4,845,068	214,976
Iridium Communications, Inc.[2,7]	636,132	28,225
Lions Gate Entertainment Corp., Class B2	18,041,147	125,386
New York Times Co., Class A	2,439,638	70,140
JCDecaux SA2	5,841,330	68,774
Frontier Communications Parent, Inc.[2]	2,609,825	61,148
Pearson PLC	5,591,034	53,583
Viaplay Group AB, Class B2	2,662,395	52,016

SMALLCAP World Fund	17

Common stocks (continued)	Shares	Value (000)
Communication services (continued)
4imprint Group PLC	1,104,563	$41,611
Ascential PLC[2]	17,882,269	41,067
Hemnet Group AB	2,549,439	32,459
JOYY, Inc., Class A (ADR)	1,177,618	30,618
YouGov PLC	2,997,794	29,210
Paradox Interactive AB3	1,744,220	27,763
Rightmove PLC	5,188,789	27,522
Direct Marketing MIX, Inc.[1]	2,454,500	27,521
Megacable Holdings, SAB de CV, ordinary participation certificates	13,468,136	27,138
TIM SA	11,855,402	26,549
CTS Eventim AG & Co. KGaA[2]	471,400	19,647
Nextdoor Holdings, Inc., Class A2,3	6,859,318	19,137
VTEX, Class A2,3	5,109,762	18,906
Bandwidth, Inc., Class A2	1,329,018	15,815
JYP Entertainment Corp.	388,161	15,789
PLAYSTUDIOS, Inc., Class A2	4,500,000	15,705
Trustpilot Group PLC[2]	16,821,394	14,149
Ubisoft Entertainment SA2	511,500	14,043
Pebble Group PLC[1,2]	13,392,050	13,532
Cable One, Inc.	15,197	12,964
MTN Group, Ltd.	1,458,066	9,573
Boat Rocker Media, Inc.[2]	2,611,926	5,559
Playtika Holding Corp.[2]	429,090	4,029
Huuuge, Inc.[2,3]	106,234	488
Yandex NV, Class A2,4	1,530,000	—	[6]
		1,165,042

Real estate 1.45%
Embassy Office Parks REIT	31,445,400	133,529
Altus Group, Ltd.[1]	3,619,087	117,322
DigitalBridge Group, Inc. REIT, Class A	7,708,189	96,429
Concentradora Fibra Danhos REIT, SA de CV3	57,954,482	69,639
JHSF Participações SA1	47,722,472	65,466
Mindspace Business Parks REIT	9,000,000	40,171
SRE Holdings Corp.[1,2,3]	1,290,828	27,781
Macrotech Developers, Ltd.[2]	2,331,038	26,215
K-Fast Holding AB, Class B1,2,3	12,909,607	24,470
FirstService Corp.[3]	200,000	23,807
ESR-Logos REIT	93,830,358	23,216
Corp. Inmobiliaria Vesta, SAB de CV	11,183,823	20,835
CIFI Ever Sunshine Services Group, Ltd.[3]	55,562,025	20,341
PotlatchDeltic Corp. REIT	379,300	15,566
Zillow Group, Inc., Class C, nonvoting shares[2]	525,000	15,020
Redwood Trust, Inc. REIT[3]	2,562,000	14,706
Swedish Logistic Property AB, Class B2	4,739,069	11,484
CTP NV	1,092,105	11,278
Genova Property Group AB1,2	2,126,731	10,794
Cushman & Wakefield PLC[2]	862,000	9,870
Fastighets AB Balder, Class B2	2,448,188	9,676
Douglas Elliman, Inc.	1,832,215	7,512
LXP Industrial Trust REIT	805,425	7,378
Americold Realty Trust, Inc. REIT	217,800	5,358
		807,863

Utilities 0.60%
Black Hills Corp.	1,290,379	87,398
ACEN Corp.	861,383,220	82,369
Brookfield Infrastructure Corp., Class A, subordinate voting shares[3]	1,056,214	42,995
ENN Energy Holdings, Ltd.	3,166,000	42,128
Nippon Gas Co., Ltd.[3]	2,848,600	40,294
Neoenergia SA	9,514,000	26,985
SJW Group	162,000	9,331
Mytrah Energy, Ltd.[1,2,4]	10,418,000	116
		331,616

Total common stocks (cost: $43,067,208,000)		47,722,717

18	SMALLCAP World Fund

Preferred securities 1.27%	Shares	Value (000)
Industrials 0.42%
Einride AB, Series B, preferred shares[1,2,4,5]	1,334,588	$60,860
Einride AB, Series A, preferred shares[1,2,4,5]	11,990	547
Azul SA, preferred nominative shares (ADR)[2,3]	6,549,081	53,310
Azul SA, preferred nominative shares[2]	771,000	2,104
Relativity Space, Inc., Series D, preferred shares[1,2,4,5]	2,143,751	39,166
Relativity Space, Inc., Series E, preferred shares[1,2,4,5]	464,197	8,481
ABL Space Systems Co., Series B, preferred shares[2,4,5]	777,162	44,920
WorkRise Technologies, Inc., Series E, preferred shares[2,4,5]	95,423	21,696
		231,084

Information technology 0.36%
Skyryse, Inc., Series B, preferred shares[1,2,4,5]	1,649,110	40,700
PsiQuantum Corp., Series D, preferred shares[2,4,5]	1,334,542	36,059
Outreach Corp., Series G, preferred shares[2,4,5]	1,554,053	35,557
SiFive, Inc., Series F, preferred shares[2,4,5]	3,451,632	25,128
Yotpo, Ltd., Series F, preferred shares[2,4,5]	8,332,809	13,666
Yotpo, Ltd., Series B, preferred shares[2,4,5]	1,111,347	1,823
Yotpo, Ltd., Series C, preferred shares[2,4,5]	1,057,985	1,735
Yotpo, Ltd., Series A-1, preferred shares[2,4,5]	709,592	1,164
Yotpo, Ltd., Series A, preferred shares[2,4,5]	345,899	567
Yotpo, Ltd., Series C-1, preferred shares[2,4,5]	293,302	481
Yotpo, Ltd., Series D, preferred shares[2,4,5]	163,552	268
Yotpo, Ltd., Series B-1, preferred shares[2,4,5]	130,625	214
ANDPAD, Inc., Series D, preferred shares[2,4,5]	459,413	18,411
Patreon, Inc., Series E, preferred shares[2,4,5]	698,208	14,411
Patreon, Inc., Series Seed, preferred shares[2,4,5]	163,096	3,366
Kandou Holding SA, Series D, preferred shares[2,4,5]	2,142,857	3,986
		197,536

Health care 0.20%
Laronde, Inc., Series B, 6.00% preferred shares[2,4,5]	1,785,714	43,822
KRY International AB, Series E, preferred shares[2,4,5]	114,059	28,225
InSilico Medicine Cayman TopCo, Series D, preferred shares[2,4,5]	605,423	23,684
Bluestar Genomics, Inc., Series C, noncumulative preferred shares, 5.00% 2022[1,2,4,5]	1,531,102	9,814
Artiva Biotherapeutics, Inc., Series B, preferred shares[2,4,5]	636,364	6,555
PACT Pharma, Inc., Series C, 8.00% noncumulative preferred shares[2,4,5]	4,397,107	616
		112,716

Financials 0.15%
PPRO Holding GMBS, Series B, 8.00% preferred shares[1,2,4,5]	13,618	57,732
Pine Labs Pte., Ltd., Series J, cumulative preferred shares[2,4,5]	57,100	28,209
		85,941

Consumer discretionary 0.07%
Cava Group, Inc., Series F, preferred shares[2,4,5]	664,364	20,928
StockX, Inc., Series E-1, preferred shares[2,4,5]	222,222	15,435
StockX, Inc., Series AA, preferred shares[2,4,5]	57,338	3,983
StockX, Inc., Series B, preferred shares[2,4,5]	3,094	215
		40,561

Real estate 0.07%
QuintoAndar, Ltd., Series E-1, preferred shares[2,4,5]	244,733	37,752

Total preferred securities (cost: $783,659,000)		705,590

Rights & warrants 0.20%
Information technology 0.12%
OPT Machine Vision Tech Co., Ltd., Class A, warrants, expire 2023[2,7]	2,838,640	63,037
Foursquare Labs, Inc., warrants, expire 2033[2,4,5]	1,163,990	55
		63,092

Industrials 0.07%
Warom Technology, Inc. Co., Class A, warrants, expire 2023[2,7]	8,603,931	26,322
Centre Testing International Group Co., Ltd., Class A, warrants, expire 2023[2,7]	3,799,918	10,900
Guangzhou Baiyun International Airport Co., Ltd., Class A, warrants, expire 2024[2,7]	1,315,742	2,644
Momentus, Inc., warrants, expire 2026[2]	2,225,000	400
		40,266

SMALLCAP World Fund	19

Rights & warrants (continued)		Shares		Value (000)
Materials 0.01%
Shandong Sinocera Functional Material Co., Ltd., Class A, warrants, expire 2023[2,7]			1,225,940	$5,004

Total rights & warrants (cost: $146,526,000)				108,362

Convertible stocks 0.09%
Utilities 0.06%
TAE Technologies, Inc., Series G2, 4.00% cumulative convertible preferred shares[4,5]			300,000	30,000

Information technology 0.03%
RealSelf, Inc., Series C, convertible preferred shares[1,2,4,5]			3,468,862	10,163
Tarana Wireless, Inc., Series 6, noncumulative convertible preferred shares[4,5]			14,888,589	8,040
				18,203

Total convertible stocks (cost: $61,179,000)				48,203

Convertible bonds & notes 0.00%		Principal amount (000)
Industrials 0.00%
Einride AB, convertible notes, 7.00% 2023[1,4,5]		USD	1,500	1,895

Total convertible bonds & notes (cost: $1,501,000)				1,895

Short-term securities 14.57%			Shares
Money market investments 8.59%
Capital Group Central Cash Fund 2.81%[1,8]			47,762,957	4,775,818

	Weighted average yield at acquisition	Principal amount (000)
Commercial paper 4.49%
Banque et Caisse d’Epargne de l’Etat 12/8/2022	3.066%	USD	87,400	86,823
BNG Bank NV 10/3/2022[7]	2.353		150,000	149,962
BNG Bank NV 10/14/2022[7]	2.625		200,000	199,761
BNG Bank NV 10/17/2022[7]	2.692		100,000	99,855
BNG Bank NV 10/19/2022[7]	2.656		50,000	49,919
Caisse des Dépôts et Consignations 10/12/2022	2.414		250,000	249,747
DBS Bank, Ltd. 12/14/2022[7]	3.481		100,000	99,253
Export Development Canada 11/21/2022	2.969		100,000	99,533
KfW 11/14/2022[7]	2.971		200,000	199,319
KfW 12/13/2022[7]	3.214		50,000	49,678
KfW 12/14/2022[7]	3.412		150,000	149,017
LVMH Moët Hennessy Louis Vuitton, Inc. 12/1/2022[7]	2.935		77,250	76,794
NRW.Bank 10/7/2022[7]	2.509		250,000	249,853
NRW.Bank 10/11/2022[7]	2.519		150,000	149,861
NRW.Bank 10/17/2022[7]	2.861		100,000	99,855
Oesterreich Kontrollbank 10/17/2022	2.858		51,500	51,425
United Overseas Bank, Ltd. 12/8/2022[7]	3.126		87,400	86,777
United Overseas Bank, Ltd. 12/12/2022[7]	3.084		100,000	99,242
United Overseas Bank, Ltd. 12/13/2022[7]	3.086		150,000	148,847
United Overseas Bank, Ltd. 12/16/2022[7]	3.089		100,000	99,197
				2,494,718

			Shares
Money market investments purchased with collateral from securities on loan 1.49%
Capital Group Central Cash Fund 2.81%[1,8,9]			2,910,012	290,972
State Street Institutional U.S. Government Money Market Fund, Premier Class 2.94%[8,9]			199,400,000	199,400
Goldman Sachs Financial Square Government Fund, Institutional Shares 2.93%[8,9]			166,100,000	166,100
Invesco Short-Term Investments Trust – Government & Agency Portfolio, Institutional Class 2.88%[8,9]			66,575,613	66,576

20	SMALLCAP World Fund

Short-term securities (continued)	Shares	Value (000)
Money market investments purchased with collateral from securities on loan (continued)
Dreyfus Treasury Obligations Cash Management, Institutional Shares 2.85%[8,9]	58,100,000	$58,100
Morgan Stanley Institutional Liquidity Funds – Government Portfolio, Institutional Class 2.80%[8,9]	33,200,000	33,200
BlackRock Liquidity Funds – FedFund, Institutional Shares 2.76%[8,9]	16,600,000	16,600
		830,948

Total short-term securities (cost: $8,102,184,000)		8,101,484
Total investment securities 101.99% (cost: $52,162,257,000)		56,688,251
Other assets less liabilities (1.99)%		(1,108,107)

Net assets 100.00%		$55,580,144

Investments in affiliates1

	Value of affiliates at 10/1/2021 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized (depreciation) appreciation (000)	Value of affiliates at 9/30/2022 (000)	Dividend or interest income (000)
Common stocks 23.01%
Industrials 6.62%
Saia, Inc.[2]	$349,105	$103,842	$—	$—	$(79,498)	$373,449	$—
BayCurrent Consulting, Inc.	624,379	18,516	53,725	8,796	(301,299)	296,667	2,995
Comfort Systems USA, Inc.	137,040	94,086	37,033	(1,074)	55,828	248,847	1,351
Diploma PLC	374,585	296	8,238	(4,156)	(114,506)	247,981	5,967
Armstrong World Industries, Inc.	205,914	76,020	—	—	(53,091)	228,843	2,475
Arcosa, Inc.	176,368	18,694	—	—	25,821	220,883	740
Japan Airport Terminal Co., Ltd.[2]	189,109	60,264	11,881	(2,069)	(31,188)	204,235	—
Visional, Inc.[2]	186,716	6,282	—	—	(8,054)	184,944	—
Harmonic Drive Systems, Inc.[3]	149,749	87,721	13,367	(12,426)	(58,531)	153,146	812
ATS Automation Tooling System, Inc.[2]	—	200,771	—	—	(50,831)	149,940	—
Wizz Air Holdings PLC[2]	259,859	285,749	107,325	(100,038)	(213,847)	124,398	—
EnPro Industries, Inc.	72,321	68,924	—	—	(17,548)	123,697	1,446
Carel Industries SpA	186,704	—	21,300	9,917	(62,958)	112,363	947
Alfen NV2	134,619	—	8,497	(2,206)	(14,665)	109,251	—
Japan Elevator Service Holdings Co., Ltd.	163,396	—	—	—	(71,814)	91,582	816
dip Corp.	91,426	27,583	—	—	(33,963)	85,046	1,437
Johns Lyng Group, Ltd.	79,441	13,116	—	—	(10,685)	81,872	821
KEI Industries, Ltd.	—	62,117	—	—	17,596	79,713	102
Instalco AB	158,007	3,002	—	—	(89,825)	71,184	1,130
Pegasus Hava Tasimaciligi AS2	52,880	—	10,269	1,599	24,097	68,307	—
Marlowe PLC[2,3]	69,724	9,520	—	—	(17,351)	61,893	—
Montrose Environmental Group, Inc.[2]	95,694	49,261	24,695	(21,646)	(43,969)	54,645	—
DO & CO AG, non-registered shares[2,3]	63,241	—	—	—	(11,831)	51,410	—
Volution Group PLC	37,413	67,773	—	—	(54,232)	50,954	848
Interface, Inc.	71,524	—	—	—	(29,082)	42,442	189
Midac Holdings Co., Ltd.[3]	58,547	11,976	—	—	(28,128)	42,395	51
Antares Vision SpA[2,3]	67,179	—	—	—	(29,602)	37,577	—
Montana Aerospace AG2	98,830	11,248	—	—	(75,390)	34,688	—
Fasadgruppen Group AB	66,194	3,933	—	—	(40,330)	29,797	458
Einride AB2,4,5	13,640	—	—	—	4,194	17,834	—
Azelio AB10	20,939	—	4,008	(24,441)	7,510	—	—
Barrett Business Services, Inc.[10]	46,577	—	39,544	3,412	(10,445)	—	183
Boyd Group Services, Inc.[3,11]	237,086	21,580	69,261	(22,232)	(61,857)	—	460
GVS SpA[2,11]	174,811	28,257	64,546	(6,317)	(81,285)	—	—
IMCD NV11	668,138	—	146,346	70,510	(271,719)	—	4,914

SMALLCAP World Fund	21

Investments in affiliates1 (continued)

	Value of affiliates at 10/1/2021 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized (depreciation) appreciation (000)	Value of affiliates at 9/30/2022 (000)	Dividend or interest income (000)
Matson, Inc.[11]	$159,322	$20,147	$58,954	$11,171	$(55,951)	$—	$2,495
Sun Country Airlines Holdings, Inc.[2,11]	104,947	13,080	48,563	(12,347)	(33,822)	—	—
						3,679,983
Information technology 3.96%
eMemory Technology, Inc.	425,376	42,851	21,755	16,739	(235,811)	227,400	3,038
ALTEN SA, non-registered shares	218,256	104,552	45,261	(19,027)	(67,703)	190,817	2,692
Kulicke and Soffa Industries, Inc.	277,553	12,062	8,098	(5,913)	(91,353)	184,251	3,354
Global Unichip Corp.	122,936	65,715	11,301	(2,756)	9,274	183,868	2,564
Fabrinet, non-registered shares[2]	112,252	92,643	—	—	(21,701)	183,194	—
Keywords Studios PLC	237,154	3,325	28,784	(11,573)	(69,661)	130,461	169
Dexerials Corp.[3]	63,639	63,648	—	—	(11,017)	116,270	2,357
Extreme Networks, Inc.[2]	52,435	76,483	22,231	(11,634)	17,962	113,015	—
Network International Holdings PLC[2]	215,255	12,398	40,239	(48,431)	(30,277)	108,706	—
Net One Systems Co., Ltd.	226,584	9,042	47,996	(9,321)	(78,824)	99,485	3,062
Credo Technology Group Holding, Ltd.[2,3]	—	58,768	—	—	31,373	90,141	—
Tanla Platforms, Ltd.	112,334	—	—	—	(25,003)	87,331	925
Money Forward, Inc.[2]	235,170	42,349	26,198	(48,094)	(127,274)	75,953	—
Bytes Technology Group PLC	80,157	24,222	—	—	(33,856)	70,523	2,253
PAR Technology Corp.[2,3]	125,429	6,227	—	—	(68,460)	63,196	—
Mastek, Ltd.	—	58,352	—	—	(7,408)	50,944	237
Crayon Group Holding ASA[2,3]	75,090	60,519	4,880	(4,864)	(75,008)	50,857	—
Megaport, Ltd.[2,3]	132,815	10,408	28,970	14,002	(83,830)	44,425	—
Zuken, Inc.	59,358	11,512	4,302	(1,969)	(20,476)	44,123	569
Boku, Inc.[2,5]	53,644	—	—	—	(28,265)	25,379	—
SmartCraft ASA, Class A2	34,172	—	—	—	(15,544)	18,628	—
TDCX, Inc., Class A2	—	16,015	—	—	673	16,688	—
Softline Holding PLC (GDR)[2,4,7]	—	79,875	—	—	(71,065)	8,810	—
Softline Holding PLC (GDR)[2,4]	—	75	—	—	(67)	8	—
Cherry AG2,3	52,280	—	170	(238)	(44,508)	7,364	—
MotorK, Ltd.[2]	—	17,278	—	—	(11,810)	5,468	—
WeCommerce Holdings, Ltd., Class A2,3	—	21,801	576	(1,131)	(17,034)	3,060	—
91APP, Inc.[11]	1,012	94,730	18,048	(32,669)	(33,119)	—	129
Appier Group, Inc.[10]	81,454	—	43,642	(55,578)	17,766	—	—
Avaya Holdings Corp.[2,3,11]	53,532	72,050	9,242	(119,901)	8,909	—	—
AvidXchange Holdings, Inc.[2,11]	—	201,705	75,995	(99,739)	(5,377)	—	—
Bottomline Technologies (DE), Inc.[10]	140,399	—	201,074	37,298	23,377	—	—
Computer Age Management Services, Ltd.[11]	128,344	—	63,714	21,792	(43,698)	—	946
Dock, Ltd.[2,4,5,11]	27,080	—	—	—	20,126	—	—
Dye & Durham, Ltd.[3,11]	121,192	5,772	37,736	(27,841)	(30,945)	—	232
eCloudvalley Digital Technology Co., Ltd.[11]	30,937	6,339	—	—	(25,486)	—	252
EcoOnline Holding AS10	29,071	—	22,344	(7,072)	345	—	—
GB Group PLC[11]	125,523	4,053	83,896	(7,916)	(28,786)	—	104
Hennge KK10	56,060	—	15,958	(29,775)	(10,327)	—	—
Ideagen PLC[10]	86,794	10,402	100,302	10,869	(7,763)	—	112
LPKF Laser & Electronics AG, non-registered shares[10]	44,674	—	21,384	(24,680)	1,390	—	—
Nagarro SE2,3,11	144,449	—	58,969	23,021	(65,604)	—	—
Netcompany Group AS, non-registered shares[2,11]	311,683	—	95,938	56,239	(219,406)	—	—
SHIFT, Inc.[2,11]	281,192	31,760	137,255	38,150	(120,496)	—	—

22	SMALLCAP World Fund

Investments in affiliates1 (continued)

	Value of affiliates at 10/1/2021 (000)		Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized (depreciation) appreciation (000)	Value of affiliates at 9/30/2022 (000)		Dividend or interest income (000)
Smaregi, Inc.[10]	$34,016		$—	$8,246	$(11,348)	$(14,422)	$—		$—
Unifiedpost Group SA10	50,611		—	8,428	(50,179)	7,996	—		—
							2,200,365
Consumer discretionary 4.20%
Tube Investments of India, Ltd.	288,934		21,054	92,539	23,499	169,607	410,555		634
TopBuild Corp.[2]	411,907		44,714	27,834	6,652	(86,087)	349,352		—
YETI Holdings, Inc.[2]	518,842		65,070	8,136	(3,904)	(375,253)	196,619		—
Helen of Troy, Ltd.[2]	433,116		60,079	121,757	(45,500)	(186,898)	139,040		—
Kindred Group PLC (SDR)	211,253		59,967	25,533	(25,557)	(100,828)	119,302		7,417
MakeMyTrip, Ltd., non-registered shares[2]	34,933		76,137	—	—	7,947	119,017		—
WH Smith PLC[2]	120,874		55,198	—	—	(67,891)	108,181		—
NEXTAGE Co., Ltd.	—		94,191	—	—	6,199	100,390		—
Pets at Home Group PLC	43,482		126,175	—	—	(73,157)	96,500		3,384
Bajaj Electricals, Ltd.	126,568		—	9,381	1,689	(22,839)	96,037		245
Jack in the Box, Inc.	—		111,998	—	—	(18,914)	93,084		1,527
Everi Holdings, Inc.[2]	170,435		—	39,195	9,762	(61,193)	79,809		—
Auction Technology Group PLC[2]	148,698		23,679	—	—	(95,800)	76,577		—
Golden Entertainment, Inc.[2]	55,286		38,838	—	—	(27,946)	66,178		—
Domino’s Pizza Group PLC	129,598		—	—	—	(68,994)	60,604		3,133
Musti Group OYJ	86,680		8,426	—	—	(48,637)	46,469		1,233
Snow Peak, Inc.[3]	—		66,358	—	—	(19,958)	46,400		266
Victoria PLC[2,3]	—		59,123	—	—	(25,661)	33,462		—
AcadeMedia AB	38,581		4,836	—	—	(15,161)	28,256		1,098
JOANN, Inc.[3]	30,404		—	—	—	(12,336)	18,068		1,174
Lojas Quero-Quero SA	44,684		7,071	4,920	(11,658)	(19,021)	16,156		325
Beazer Homes USA, Inc.[2]	28,632		—	—	—	(12,582)	16,050		—
Porch Group, Inc.[2,3]	113,369		9,471	20,311	(67,474)	(22,635)	12,420		—
Bike24 Holding AG2,3	90,361		—	6,837	(781)	(75,608)	7,135		—
BNN Technology PLC[2,4]	—	[6]	—	—	—	— [6]	—	[6]	—
BHG Group AB10	143,245		—	32,607	(52,715)	(57,923)	—		—
Cairn Homes PLC[11]	57,942		3,083	20,935	(595)	(14,236)	—		1,813
Cary Group AB10	79,878		—	47,951	(15,802)	(16,125)	—		—
Del Taco Restaurants, Inc.[10]	20,974		—	29,859	3,106	5,779	—		96
Desenio Group AB10	19,095		12,550	5,731	(56,158)	30,244	—		—
Gourmet Master Co., Ltd.[10]	49,381		—	34,236	(16,614)	1,469	—		—
Leslie’s, Inc.[2,3,11]	115,326		96,356	46,932	(24,914)	(36,975)	—		—
MADE.com Group PLC[10]	58,379		—	3,717	(66,656)	11,994	—		—
OneSpaWorld Holdings, Ltd.[10]	53,370		—	53,042	7,401	(7,729)	—		—
Purple Innovation, Inc., Class A10	80,885		—	34,552	(57,914)	11,581	—		—
RVRC Holding AB10	48,538		1,770	15,033	(42,257)	6,982	—		444
Watches of Switzerland Group PLC[2,11]	153,430		52,708	56,993	(29,409)	(48,434)	—		—
Westwing Group SE, non-registered shares[2,3,11]	44,293		14,507	10,398	(21,664)	(24,855)	—		—
zooplus AG, non-registered shares[10]	263,323		—	257,235	213,610	(219,698)	—		—
							2,335,661
Health care 2.89%
Max Healthcare Institute, Ltd.[2]	176,975		230,237	100,479	66,960	(37,808)	335,885		—
Haemonetics Corp.[2]	35,041		215,033	—	—	52,991	303,065		—
Revance Therapeutics, Inc.[2]	125,722		60,441	18,675	(19,353)	22,341	170,476		—
Xenon Pharmaceuticals, Inc.[2]	30,854		63,497	4,937	(993)	53,000	141,421		—
Silk Road Medical, Inc.[2]	152,688		568	—	—	(27,633)	125,623		—

SMALLCAP World Fund	23

Investments in affiliates1 (continued)

	Value of affiliates at 10/1/2021 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized (depreciation) appreciation (000)	Value of affiliates at 9/30/2022 (000)	Dividend or interest income (000)
CONMED Corp.	$114,514	$71,363	$—	$—	$(62,536)	$123,341	$915
Amvis Holdings, Inc.	68,450	80,411	13,634	(5,540)	(14,146)	115,541	148
Addus HomeCare Corp.[2]	74,877	—	—	—	14,544	89,421	—
Ocumension Therapeutics[2,3]	88,719	1,387	—	—	(41,129)	48,977	—
Surgical Science Sweden AB2,3	89,512	—	—	—	(45,890)	43,622	—
New Horizon Health, Ltd.[2,3]	58,291	34,720	—	—	(50,802)	42,209	—
Medmix AG	84,065	34,591	6,070	(9,088)	(63,016)	40,482	1,295
Nordhealth AS, Class A2	25,989	—	—	—	(16,614)	9,375	—
Precision BioSciences, Inc.[2]	49,264	3,400	—	—	(43,934)	8,730	—
Creo Medical Group PLC[2]	26,954	—	—	—	(19,992)	6,962	—
Acutus Medical, Inc.[2,11]	14,144	—	1,212	(13,280)	1,050	—	—
Adaptimmune Therapeutics PLC (ADR)[10]	41,374	—	17,333	(15,147)	(8,894)	—	—
Allakos, Inc.[10]	401,101	—	173,447	82,236	(309,890)	—	—
BICO Group AB, Class B10	192,639	37,534	42,897	(101,217)	(86,059)	—	—
Cellectis SA (ADR)[2,3,11]	27,923	2,959	6,508	(37,698)	14,924	—	—
Cellectis SA, non-registered shares[2,3,11]	15,170	1,598	3,595	(25,293)	13,889	—	—
Cortexyme, Inc.[10]	205,553	19,079	31,744	(23,204)	(169,684)	—	—
Genus PLC[11]	154,518	123,782	64,567	(79,171)	(69,721)	—	1,439
Mani, Inc.[10]	102,420	—	72,885	(28,692)	(843)	—	319
Metropolis Healthcare, Ltd.[10]	126,134	—	100,763	53,712	(79,083)	—	204
Pacific Biosciences of California, Inc.[2,3,11]	249,229	41,212	32,355	(24,422)	(174,302)	—	—
PolyPeptide Group AG11	306,892	27,631	118,148	(65,538)	(136,696)	—	818
Pulmonx Corp.[10]	99,107	5,900	48,761	(61,560)	5,314	—	—
Zealand Pharma A/S2,11	69,352	1,001	18,086	(24,021)	(2,489)	—	—
						1,605,130
Financials 1.94%
Essent Group, Ltd.	197,200	75,821	25,443	(539)	(49,861)	197,178	4,046
Trupanion, Inc.[2,3]	241,636	8,695	786	626	(59,181)	190,990	—
Aavas Financiers, Ltd.[2]	213,203	4,001	10,814	(1,730)	(39,493)	165,167	—
Independent Bank Group, Inc.	157,257	37,282	37,893	(3,383)	(20,283)	132,980	3,621
Seacoast Banking Corporation of Florida	138,854	1,911	—	—	(15,102)	125,663	2,488
IIFL Finance, Ltd.	23,507	70,351	—	—	6,129	99,987	920
Patria Investments, Ltd., Class A	91,511	21,735	—	—	(23,020)	90,226	4,456
AUB Group, Ltd.	—	83,492	—	—	(21,125)	62,367	1,631
Hellenic Exchanges - Athens Stock Exchange SA	13,967	—	—	—	(3,606)	10,361	568
Bridgepoint Group PLC[11]	254,040	35,504	31,740	(43,595)	(146,005)	—	3,588
SiriusPoint, Ltd.[2,11]	55,772	21,943	27,847	(34,904)	(2,766)	—	—
Uzabase, Inc.[2,3,11]	46,409	—	12,277	(23,871)	(8,168)	—	—
						1,074,919
Consumer staples 1.61%
Emmi AG	328,323	—	—	—	(80,675)	247,648	4,770
Grocery Outlet Holding Corp.[2]	127,554	38,848	70,242	7,688	93,067	196,915	—
Simply Good Foods Co.[2]	229,393	30,920	64,823	10,684	(21,576)	184,598	—
Milbon Co., Ltd.	112,067	25,406	—	—	(32,571)	104,902	1,436
Sovos Brands, Inc.[2]	46,501	25,020	—	—	404	71,925	—
Shop Apotheke Europe NV, non-registered shares[2,3]	128,744	27,080	—	—	(109,435)	46,389	—
Sok Marketler Ticaret AS, non-registered shares[2]	35,839	8,749	—	—	(3,231)	41,357	—
Dole PLC[11]	63,125	55,809	65,254	(51,843)	2,187	—	1,469
						893,734

24	SMALLCAP World Fund

Investments in affiliates1 (continued)

	Value of affiliates at 10/1/2021 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized (depreciation) appreciation (000)	Value of affiliates at 9/30/2022 (000)	Dividend or interest income (000)
Energy 0.35%
Northern Oil and Gas, Inc.	$104,325	$23,768	$—	$—	$37,847	$165,940	$3,996
Savannah Energy PLC[2,3]	15,998	8,234	—	—	5,040	29,272	—
						195,212
Materials 0.93%
APL Apollo Tubes, Ltd.	159,233	24,815	9,428	(1,049)	24,599	198,170	684
LANXESS AG	76,030	204,779	—	—	(136,799)	144,010	4,789
Perimeter Solutions SA2	—	207,621	85,597	(4,109)	(23,465)	94,450	—
Toyo Gosei Co., Ltd.[3]	—	55,991	—	—	(27,702)	28,289	137
Aluflexpack AG2,3	45,884	—	—	—	(22,232)	23,652	—
Re:NewCell AB2,3	61,257	2,502	—	—	(46,217)	17,542	—
Venator Materials PLC[2]	24,281	—	—	—	(16,784)	7,497	—
Deepak Fertilisers & Petrochemicals Corp., Ltd.[11]	—	43,067	6,176	1,474	26,374	—	738
JCU Corp.[11]	86,616	—	33,831	2,396	(33,739)	—	678
Nanofilm Technologies International, Ltd.[11]	105,677	5,265	44,198	(11,742)	(36,989)	—	377
Navin Fluorine International, Ltd.[11]	180,182	1,920	79,900	47,759	(35,936)	—	437
						513,610
Communication services 0.07%
Direct Marketing MIX, Inc.	50,358	10,033	13,991	558	(19,437)	27,521	102
Pebble Group PLC[2]	28,975	—	5	(1)	(15,437)	13,532	—
JCDecaux SA2,11	151,710	135,510	68,333	(72,356)	(77,757)	—	—
Trustpilot Group PLC[2,11]	48,066	26,811	17,112	(9,700)	(33,916)	—	—
						41,053
Real estate 0.44%
Altus Group, Ltd.	172,723	3,489	—	—	(58,890)	117,322	1,642
JHSF Participações SA	50,030	2,165	—	—	13,271	65,466	3,002
SRE Holdings Corp.[2,3]	82,123	5,298	—	—	(59,640)	27,781	—
K-Fast Holding AB, Class B2,3	81,175	6,446	—	—	(63,151)	24,470	—
Genova Property Group AB2	28,296	—	—	—	(17,502)	10,794	—
DigitalBridge Group, Inc. REIT, Class A11	145,014	52,366	4,794	(2,662)	(93,495)	—	77
Real Matters, Inc.[10]	50,520	—	33,355	(51,214)	34,049	—	—
						245,833
Utilities 0.00%
Mytrah Energy, Ltd.[2,4]	140	—	—	—	(24)	116	—
Total common stocks						12,785,616
Preferred securities 0.39%
Industrials 0.20%
Einride AB, Series B, preferred shares[2,4,5]	46,547	—	—	—	14,313	60,860	—
Einride AB, Series A, preferred shares[2,4,5]	—	311	—	—	236	547	—
Relativity Space, Inc., Series D, preferred shares[2,4,5]	48,953	—	—	—	(9,787)	39,166	—
Relativity Space, Inc., Series E, preferred shares[2,4,5]	10,600	—	—	—	(2,119)	8,481	—
						109,054
Information technology 0.07%
Skyryse, Inc., Series B, preferred shares[2,4,5]	—	40,700	—	—	— [6]	40,700	—
Avidxchange Holdings, Inc., Series F, preferred shares[10]	141,386	—	105,844	—	(35,542)	—	—
						40,700
Health care 0.02%
Bluestar Genomics, Inc., Series C, noncumulative preferred shares, 5.00% 2022[2,4,5]	15,101	—	—	—	(5,287)	9,814	—

SMALLCAP World Fund	25

Investments in affiliates1 (continued)

	Value of affiliates at 10/1/2021 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized (depreciation) appreciation (000)	Value of affiliates at 9/30/2022 (000)	Dividend or interest income (000)
Financials 0.10%
PPRO Holding GMBS, Series B, 8.00% preferred shares[2,4,5]	$54,312	$—	$—	$—	$3,420	$57,732	$—
Total preferred securities						217,300
Convertible stocks 0.02%
Information technology 0.02%
RealSelf, Inc., Series C, convertible preferred shares[2,4,5]	19,495	—	—	—	(9,332)	10,163	—
Convertible bonds & notes 0.00%
Industrials 0.00%
Einride AB, convertible notes, 7.00% 2023[4,5]	—	1,500	—	—	395	1,895	72
Short-term securities 9.11%
Money market investments 8.59%
Capital Group Central Cash Fund 2.81%[8]	4,210,329	8,191,541	7,624,667	(1,114)	(271)	4,775,818	51,682
Money market investments purchased with collateral from securities on loan 0.52%
Capital Group Central Cash Fund 2.81%[8,9]	188,139	102,83312				290,972	—	[13]
Total short-term securities						5,066,790
Total 32.53%				$(1,364,875)	$(7,775,341)	$18,081,764	$178,965

Restricted securities5

	Acquisition date(s)	Cost (000)	Value (000)	Percent of net assets
Einride AB, Series B, preferred shares[1,2,4]	3/23/2021-5/6/2021	$18,753	$60,860	.11%
Einride AB1,2,4	7/16/2021-8/17/2021	8,938	17,834	.03
Einride AB, convertible notes, 7.00% 2023[1,4]	1/7/2022	1,501	1,895	.01
Einride AB, Series A, preferred shares[1,2,4]	10/11/2021	312	547	.00
VisEra Technologies Co., Ltd.	3/9/2021	93,821	80,413	.14
Pine Labs Pte., Ltd.[2,4]	5/12/2021	28,710	38,039	.07
Pine Labs Pte., Ltd., Series J, cumulative preferred shares[2,4]	5/12/2021	21,291	28,209	.05
PPRO Holding GMBS, Series B, 8.00% preferred shares[1,2,4]	1/28/2021	48,694	57,732	.10
Relativity Space, Inc., Series D, preferred shares[1,2,4]	11/20/2020	32,000	39,166	.07
Relativity Space, Inc., Series E, preferred shares[1,2,4]	5/27/2021	10,600	8,481	.02
Dock, Ltd.[2,4]	10/19/2020	26,000	47,206	.09
ABL Space Systems Co., Series B, preferred shares[2,4]	3/24/2021	35,000	44,920	.08
Laronde, Inc., Series B, 6.00% preferred shares[2,4]	8/10/2021	50,000	43,822	.08
Skyryse, Inc., Series B, preferred shares[1,2,4]	10/21/2021	40,700	40,700	.07
QuintoAndar, Ltd., Series E-1, preferred shares[2,4]	12/20/2021	50,000	37,752	.07
PsiQuantum Corp., Series D, preferred shares[2,4]	5/28/2021	35,000	36,059	.06
Outreach Corp., Series G, preferred shares[2,4]	5/27/2021	45,482	35,557	.06
Venture Global LNG, Inc., Series C2,4	5/1/2015	12,720	34,228	.06
KRY International AB, Series E, preferred shares[2,4]	5/13/2021	51,891	28,225	.05
KRY International AB, Series A2,4	5/13/2021	8,533	4,886	.01
StockX, Inc., Series E-1, preferred shares[2,4]	4/15/2021	20,000	15,435	.03
StockX, Inc.[2,4]	4/5/2021	14,682	11,238	.02
StockX, Inc., Series AA, preferred shares[2,4]	4/5/2021	5,203	3,983	.01
StockX, Inc., Series B, preferred shares[2,4]	4/5/2021	281	215	.00
TAE Technologies, Inc., Series G2, 4.00% cumulative convertible preferred shares[4]	7/7/2022	30,000	30,000	.05

26	SMALLCAP World Fund

Restricted securities5 (continued)

	Acquisition date(s)	Cost (000)		Value (000)	Percent of net assets
Boku, Inc.[1,2]	2/11/2021-9/21/2021	$48,584		$25,379	.05%
SiFive, Inc., Series F, preferred shares[2,4]	3/16/2022	25,000		25,128	.05
Yotpo, Ltd., Series F, preferred shares[2,4]	2/25/2021	18,329		13,666	.03
Yotpo, Ltd.[2,4]	3/16/2021	5,475		4,297	.01
Yotpo, Ltd., Series B, preferred shares[2,4]	3/16/2021	2,322		1,823	.00
Yotpo, Ltd., Series C, preferred shares[2,4]	3/16/2021	2,211		1,735	.00
Yotpo, Ltd., Series A-1, preferred shares[2,4]	3/16/2021	1,483		1,164	.00
Yotpo, Ltd., Series A, preferred shares[2,4]	3/16/2021	723		567	.00
Yotpo, Ltd., Series C-1, preferred shares[2,4]	3/16/2021	613		481	.00
Yotpo, Ltd., Series D, preferred shares[2,4]	3/16/2021	341		268	.00
Yotpo, Ltd., Series B-1, preferred shares[2,4]	3/16/2021	273		214	.00
InSilico Medicine Cayman TopCo, Series D, preferred shares[2,4]	5/13/2022-7/18/2022	23,685		23,684	.04
Patreon, Inc., Series E, preferred shares[2,4]	9/1/2020	11,944		14,411	.02
Patreon, Inc., Class B2,4	10/26/2020-10/27/2020	3,255		3,921	.01
Patreon, Inc., Series Seed, preferred shares[2,4]	9/16/2020	2,790		3,366	.01
WorkRise Technologies, Inc., Series E, preferred shares[2,4]	3/8/2021	40,000		21,696	.04
Cava Group, Inc., Series F, preferred shares[2,4]	3/26/2021	25,000		20,928	.04
ANDPAD, Inc., Series D, preferred shares[2,4]	6/30/2022	19,506		18,411	.03
DPC Dash, Ltd.[2,4]	12/6/2021	15,000		10,835	.02
RealSelf, Inc., Series C, convertible preferred shares[1,2,4]	4/18/2018	19,000		10,163	.02
Bluestar Genomics, Inc., Series C, noncumulative preferred shares, 5.00% 2022[1,2,4]	4/26/2021	15,101		9,814	.02
Tarana Wireless, Inc., Series 6, noncumulative convertible preferred shares[4]	2/18/2022	12,179		8,040	.01
Artiva Biotherapeutics, Inc., Series B, preferred shares[2,4]	2/24/2021	7,000		6,555	.01
Grove Collaborative Holdings, Inc., Class A2	6/17/2022	26,000		6,328	.01
Dreamfolks Services, Ltd.[2]	8/23/2022	4,507		4,704	.01
Kandou Holding SA, Series D, preferred shares[2,4]	11/17/2021	15,000		3,986	.01
Foursquare Labs, Inc., Series A2,4	12/3/2013	20,000		3,231	.01
Foursquare Labs, Inc., warrants, expire 2033[2,4]	12/3/2013	—	[6]	55	.00
PACT Pharma, Inc., Series C, 8.00% noncumulative preferred shares[2,4]	2/7/2020	9,000		616	.00
Total		$1,064,433		$992,868	1.79%

[1]	Affiliate of the fund or part of the same “group of investment companies” as the fund, as defined under the Investment Company Act of 1940, as amended.
[2]	Security did not produce income during the last 12 months.
[3]	All or a portion of this security was on loan. The total value of all such securities was $1,261,635,000, which represented 2.27% of the net assets of the fund. Refer to Note 5 for more information on securities lending.
[4]	Value determined using significant unobservable inputs.
[5]	Restricted security, other than Rule 144A or Section 4(2), subject to legal or contractual restrictions on resale, including private placement and other securities not registered under the Securities Act of 1933. The total value of all such restricted securities was $992,868,000, which represented 1.79% of the net assets of the fund.
[6]	Amount less than one thousand.
[7]	Acquired in a transaction exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $2,152,132,000, which represented 3.87% of the net assets of the fund.
[8]	Rate represents the seven-day yield at 9/30/2022.
[9]	Security purchased with cash collateral from securities on loan. Refer to Note 5 for more information on securities lending.
[10]	Affiliated issuer during the reporting period but no longer held at 9/30/2022.
[11]	Affiliated issuer during the reporting period but no longer an affiliate at 9/30/2022. Refer to the investment portfolio for the security value at 9/30/2022.
[12]	Represents net activity. Refer to Note 5 for more information on securities lending.
[13]	Dividend income is included with securities lending income in the fund’s statement of operations and is not shown in this table.

Key to abbreviations

ADR = American Depositary Receipts

CAD = Canadian dollars

CDI = CREST Depository Interest

GDR = Global Depositary Receipts

REIT = Real Estate Investment Trust

SDR = Swedish Depositary Receipts

USD = U.S. dollars

SMALLCAP World Fund	27

Financial statements

Statement of assets and liabilities at September 30, 2022	(dollars in thousands)

Assets:
Investment securities, at value (includes $1,261,635 of investment securities on loan):
Unaffiliated issuers (cost: $34,106,275)	$38,606,487
Affiliated issuers (cost: $18,055,982)	18,081,764	$56,688,251
Cash		11,373
Cash denominated in currencies other than U.S. dollars (cost: $23,716)		23,715
Receivables for:
Sales of investments	150,281
Sales of fund’s shares	39,068
Dividends and interest	55,890
Other	5	245,244
		56,968,583
Liabilities:
Collateral for securities on loan		830,948
Payables for:
Purchases of investments	338,461
Repurchases of fund’s shares	39,860
Investment advisory services	29,624
Services provided by related parties	9,913
Directors’ deferred compensation	4,037
Non-U.S. taxes	130,160
Other	5,436	557,491
Net assets at September 30, 2022		$55,580,144

Net assets consist of:
Capital paid in on shares of capital stock		$52,242,003
Total distributable earnings		3,338,141
Net assets at September 30, 2022		$55,580,144

Refer to the notes to financial statements.

28	SMALLCAP World Fund

Financial statements (continued)

Statement of assets and liabilities
at September 30, 2022 (continued)
(dollars and shares in thousands, except per-share amounts)

Total authorized capital stock — 2,000,000 shares,
$.01 par value (1,055,673 total shares outstanding)

	Net assets	Shares outstanding		Net asset value per share
Class A	$23,552,446	453,039		$51.99
Class C	378,153	8,919		42.40
Class T	11	—	*	52.73
Class F-1	454,181	8,880		51.14
Class F-2	7,310,989	136,523		53.55
Class F-3	3,903,714	73,345		53.22
Class 529-A	1,377,471	26,933		51.14
Class 529-C	44,318	1,023		43.33
Class 529-E	47,838	980		48.83
Class 529-T	14	—	*	52.59
Class 529-F-1	8	—	*	52.48
Class 529-F-2	190,182	3,641		52.24
Class 529-F-3	9	—	*	52.32
Class R-1	23,904	541		44.18
Class R-2	412,357	9,324		44.23
Class R-2E	26,538	528		50.29
Class R-3	587,406	12,089		48.59
Class R-4	583,115	11,318		51.52
Class R-5E	138,294	2,630		52.58
Class R-5	288,121	5,272		54.65
Class R-6	16,261,075	300,688		54.08

*	Amount less than one thousand.

Refer to the notes to financial statements.

SMALLCAP World Fund	29

Financial statements (continued)

Statement of operations
for the year ended September 30, 2022	(dollars in thousands)

Investment income:
Income:
Dividends (net of non-U.S. taxes of $36,169; also includes $178,893 from affiliates)	$644,514
Securities lending income (net of fees)	27,333
Interest (net of non-U.S. taxes of $1; also includes $72 from affiliates)	5,908	$677,755
Fees and expenses*:
Investment advisory services	424,095
Distribution services	101,010
Transfer agent services	51,866
Administrative services	21,027
529 plan services	1,270
Reports to shareholders	2,181
Registration statement and prospectus	1,803
Directors’ compensation	(948)
Auditing and legal	383
Custodian	7,902
State and local taxes	1
Other	1,087
Total fees and expenses before waiver	611,677
Less waiver of fees and expenses:
Investment advisory services waiver	139
Total fees and expenses after waiver		611,538
Net investment income		66,217

Net realized loss and unrealized depreciation:
Net realized gain (loss) on:
Investments (net of non-U.S. taxes of $62,982):
Unaffiliated issuers	911,239
Affiliated issuers	(1,364,875)
Currency transactions	(304)	(453,940)
Net unrealized depreciation on:
Investments (net of non-U.S. taxes of $128,100):
Unaffiliated issuers	(21,619,977)
Affiliated issuers	(7,775,341)
Currency translations	(1,864)	(29,397,182)
Net realized loss and unrealized depreciation		(29,851,122)
Net decrease in net assets resulting from operations		$(29,784,905)

*	Additional information related to class-specific fees and expenses is included in the notes to financial statements.

Refer to the notes to financial statements.

30	SMALLCAP World Fund

Financial statements (continued)

Statements of changes in net assets
(dollars in thousands)

	Year ended September 30,
	2022	2021
Operations:
Net investment income (loss)	$66,217	$(233,361)
Net realized (loss) gain	(453,940)	7,680,933
Net unrealized (depreciation) appreciation	(29,397,182)	12,046,573
Net (decrease) increase in net assets resulting from operations	(29,784,905)	19,494,145

Distributions paid to shareholders	(6,882,670)	(1,036,458)

Net capital share transactions	11,033,527	8,057,307

Total (decrease) increase in net assets	(25,634,048)	26,514,994

Net assets:
Beginning of year	81,214,192	54,699,198
End of year	$55,580,144	$81,214,192

Refer to the notes to financial statements.

SMALLCAP World Fund	31

Notes to financial statements

1. Organization

SMALLCAP World Fund, Inc. (the “fund”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end, diversified management investment company. The fund seeks to provide long-term growth of capital. Shareholders approved a proposal to reorganize the fund from a Maryland corporation to a Delaware statutory trust. The reorganization may be completed in the next year; however, the fund reserves the right to delay the implementation.

The fund has 21 share classes consisting of six retail share classes (Classes A, C, T, F-1, F-2 and F-3), seven 529 college savings plan share classes (Classes 529-A, 529-C, 529-E, 529-T, 529-F-1, 529-F-2 and 529-F-3) and eight retirement plan share classes (Classes R-1, R-2, R-2E, R-3, R-4, R-5E, R-5 and R-6). The 529 college savings plan share classes can be used to save for college education. The retirement plan share classes are generally offered only through eligible employer-sponsored retirement plans. The fund’s share classes are described further in the following table:

Share class	Initial sales charge	Contingent deferred sales charge upon redemption	Conversion feature
Classes A and 529-A	Up to 5.75% for Class A; up to 3.50% for Class 529-A	None (except 1.00% for certain redemptions within 18 months of purchase without an initial sales charge)	None
Classes C and 529-C	None	1.00% for redemptions within one year of purchase	Class C converts to Class A after eight years and Class 529-C converts to Class 529-A after five years
Class 529-E	None	None	None
Classes T and 529-T*	Up to 2.50%	None	None
Classes F-1, F-2, F-3, 529-F-1, 529-F-2 and 529-F-3	None	None	None
Classes R-1, R-2, R-2E, R-3, R-4, R-5E, R-5 and R-6	None	None	None

*	Class T and 529-T shares are not available for purchase.

Holders of all share classes have equal pro rata rights to the assets, dividends and liquidation proceeds of the fund. Each share class has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses (“class-specific fees and expenses”), primarily due to different arrangements for distribution, transfer agent and administrative services. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each share class.

2. Significant accounting policies

The fund is an investment company that applies the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board. The fund’s financial statements have been prepared to comply with U.S. generally accepted accounting principles (“U.S. GAAP”). These principles require the fund’s investment adviser to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. Subsequent events, if any, have been evaluated through the date of issuance in the preparation of the financial statements. The fund follows the significant accounting policies described in this section, as well as the valuation policies described in the next section on valuation.

Security transactions and related investment income — Security transactions are recorded by the fund as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. In the event a security is purchased with a delayed payment date, the fund will segregate liquid assets sufficient to meet its payment obligations. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.

Class allocations — Income, fees and expenses (other than class-specific fees and expenses), realized gains and losses and unrealized appreciation and depreciation are allocated daily among the various share classes based on their relative net assets. Class-specific fees and expenses, such as distribution, transfer agent and administrative services, are charged directly to the respective share class.

Distributions paid to shareholders — Income dividends and capital gain distributions are recorded on the ex-dividend date.

32	SMALLCAP World Fund

Currency translation — Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date. Purchases and sales of investment securities and income and expenses are translated into U.S. dollars at the exchange rates on the dates of such transactions. The effects of changes in exchange rates on investment securities are included with the net realized gain or loss and net unrealized appreciation or depreciation on investments in the fund’s statement of operations. The realized gain or loss and unrealized appreciation or depreciation resulting from all other transactions denominated in currencies other than U.S. dollars are disclosed separately.

3. Valuation

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by U.S. GAAP. The net asset value per share is calculated once daily as of the close of regular trading on the New York Stock Exchange, normally 4 p.m. New York time, each day the New York Stock Exchange is open.

Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Equity securities, including depositary receipts, are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.

Fixed-income securities, including short-term securities, are generally valued at evaluated prices obtained from third-party pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.

Fixed-income class	Examples of standard inputs
All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Corporate bonds, notes & loans; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information

Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the fund’s investment adviser. The Capital Group Central Cash Fund (“CCF”), a fund within the Capital Group Central Fund Series (“Central Funds”), is valued based upon a floating net asset value, which fluctuates with changes in the value of CCF’s portfolio securities. The underlying securities are valued based on the policies and procedures in CCF’s statement of additional information.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by the fund’s investment adviser and approved by the board of directors as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security, contractual or legal restrictions on resale of the security, relevant financial or business developments of the issuer, actively traded similar or related securities, dealer or broker quotes, conversion or exchange rights on the security, related corporate actions, significant events occurring after the close of trading in the security, and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

SMALLCAP World Fund	33

Processes and structure — The fund’s board of directors has designated the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation team. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of directors. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.

The fund’s investment adviser has also established a Fixed-Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information and market data. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews facilitated by the investment adviser’s global risk management group.

Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following table presents the fund’s valuation levels as of September 30, 2022 (dollars in thousands):

	Investment securities
	Level 1	Level 2	Level 3		Total
Assets:
Common stocks:
Industrials	$4,545,175	$5,566,928	$17,834		$10,129,937
Information technology	4,905,089	3,476,811	67,473		8,449,373
Consumer discretionary	4,699,318	3,423,212	22,073		8,144,603
Health care	5,995,257	2,085,994	18,461		8,099,712
Financials	3,070,197	2,176,881	38,039		5,285,117
Consumer staples	858,961	1,040,101	—		1,899,062
Energy	1,396,281	302,568	34,228		1,733,077
Materials	508,355	1,168,960	—		1,677,315
Communication services	676,295	488,747	—	[1]	1,165,042
Real estate	468,908	338,955	—		807,863
Utilities	166,709	164,791	116		331,616
Preferred securities	55,414	—	650,176		705,590
Rights & warrants	400	107,907	55		108,362
Convertible stocks	—	—	48,203		48,203
Convertible bonds & notes	—	—	1,895		1,895
Short-term securities	5,606,766	2,494,718	—		8,101,484
Total	$32,953,125	$22,836,573	$898,553		$56,688,251

[1]	Amount less than one thousand.

The following table reconciles the valuation of the fund’s Level 3 investment securities and related transactions for the year ended September 30, 2022 (dollars in thousands):

	Beginning value at 10/1/2021	Transfers into Level 3[2]	Purchases	Sales	Net realized gain[3]	Unrealized depreciation[3]	Transfers out of Level 3[2]	Ending value at 9/30/2022
Investment securities	$1,243,406	$220,540	$347,110	$(236,148)	$18,448	$(519,977)	$(174,826)	$898,553

Net unrealized depreciation during the period on Level 3 investment securities held at September 30, 2022								$(417,560)

[2]	Transfers into or out of Level 3 are based on the beginning market value of the quarter in which they occurred. These transfers are the result of changes in the availability of pricing sources and/or in the observability of significant inputs used in valuing the securities.
[3]	Net realized gain and unrealized depreciation are included in the related amounts on investments in the fund’s statement of operations.

34	SMALLCAP World Fund

Unobservable inputs — Valuation of the fund’s Level 3 securities is based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The following table provides additional information used by the fund’s investment adviser to fair value the fund’s Level 3 securities (dollars in thousands):

	Value at 9/30/2022	Valuation techniques	Unobservable inputs	Range (if applicable)	Weighted average*	Impact to valuation from an increase in input†
		Estimated recovery value	N/A	N/A	N/A	N/A
		Transaction price	N/A	N/A	N/A	N/A
			Discount for lack of certainty	5%	5%	Decrease
		Recent market information	Quoted price	N/A	N/A	N/A
			Risk discount	50%	50%	Decrease
			Price drop of parent company	N/A	N/A	N/A
Common stocks	$198,224		Net adjustment based on market comparables movement (decrease)	5%	5%	Decrease
		Market comparable companies	Price/Cash flow multiple	6.8x	6.8x	Increase
			Net adjustment based on market comparables movement (decrease)	17% - 69%	27%	Decrease
			EV/Sales multiple	1.5x - 8.7x	6.6%	Increase
			EV/Gross Profit multiple	21.4x	21.4x	Increase
			DLOM	16% - 24%	17%	Decrease
			Risk discount	25%	25%	Decrease
		Transaction price	N/A	N/A	N/A	N/A
			Discount for lack of certainty	5%	5%	Decrease
			Net adjustment based on market comparables movement (decrease)	35%	35%	Decrease
			Discount to transaction price	15% - 20%	18%	Decrease
Preferred securities	650,176	Market comparable companies	EV/Gross Profit multiple	6.8x - 21.4x	16.1x	Increase
			EV/Sales multiple	1.5x - 15.2x	7.8x	Increase
			Net adjustment based on market comparables movement (decrease)	6% - 69%	41%	Decrease
			DLOM	10%	10%	Decrease
		Inputs to market comparables and discounted cash flow	Weight ascribed to market comparables	50%	50%	N/A
			Weight ascribed to discounted cash flow	50%	50%	N/A
		Discounted cash flow	Risk discount	10% -95%	46%	Decrease
			WACC	10% -20%	14%	Decrease
Rights & warrants	55	Black-Scholes	Underlying share price	N/A	N/A	N/A
			Implied volatility	30%	30%	Increase
			EV/Sales multiple	2.7x -5.2x	4.1x	Increase
Convertible stocks	48,203	Market comparable companies	Net adjustment based on market comparables movement (decrease)	35%	35%	Decrease
			Transaction price	N/A	N/A	N/A
			DLOM	17%	17%	Decrease
Convertible bonds & notes	1,895	Transaction price	N/A	N/A	N/A	N/A
			Discount for lack of certainty	5%	5%	Decrease
Total	$898,553

*	Weighted average is by relative fair value.
†	This column represents the directional change in fair value of the Level 3 securities that would result in an increase from the corresponding input. A decrease to the unobservable input would have the opposite effect. Significant increases and decreases in these inputs in isolation could result in significantly higher or lower fair value measurements.

Key to abbreviations

DLOM = Discount for lack of marketability

EV = Enterprise value
WACC = Weighted average cost of capital

SMALLCAP World Fund	35

4. Risk factors

Investing in the fund may involve certain risks including, but not limited to, those described below.

Market conditions — The prices of, and the income generated by, the securities held by the fund may decline – sometimes rapidly or unpredictably – due to various factors, including events or conditions affecting the general economy or particular industries or companies; overall market changes; local, regional or global political, social or economic instability; governmental, governmental agency or central bank responses to economic conditions; and currency exchange rate, interest rate and commodity price fluctuations.

Economies and financial markets throughout the world are highly interconnected. Economic, financial or political events, trading and tariff arrangements, wars, terrorism, cybersecurity events, natural disasters, public health emergencies (such as the spread of infectious disease) and other circumstances in one country or region, including actions taken by governmental or quasi-governmental authorities in response to any of the foregoing, could have impacts on global economies or markets. As a result, whether or not the fund invests in securities of issuers located in or with significant exposure to the countries affected, the value and liquidity of the fund’s investments may be negatively affected by developments in other countries and regions.

Issuer risks — The prices of, and the income generated by, securities held by the fund may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance, major litigation, investigations or other controversies related to the issuer, changes in financial condition or credit rating, changes in government regulations affecting the issuer or its competitive environment and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives.

Investing in growth-oriented stocks — Growth-oriented common stocks and other equity-type securities (such as preferred stocks, convertible preferred stocks and convertible bonds) may involve larger price swings and greater potential for loss than other types of investments. These risks may be even greater in the case of smaller capitalization stocks.

Investing in small companies — Investing in smaller companies may pose additional risks. For example, it is often more difficult to value or dispose of small company stocks and more difficult to obtain information about smaller companies than about larger companies. Furthermore, smaller companies often have limited product lines, operating histories, markets and/or financial resources, may be dependent on one or a few key persons for management, and can be more susceptible to losses. Moreover, the prices of their stocks may be more volatile than stocks of larger, more established companies, particularly during times of market turmoil.

Investing outside the U.S. — Securities of issuers domiciled outside the U.S., or with significant operations or revenues outside the U.S., may lose value because of adverse political, social, economic or market developments (including social instability, regional conflicts, terrorism and war) in the countries or regions in which the issuers operate or generate revenue. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Issuers of these securities may be more susceptible to actions of foreign governments, such as nationalization, currency blockage or the imposition of price controls, sanctions, or punitive taxes, each of which could adversely impact the value of these securities. Securities markets in certain countries may be more volatile and/or less liquid than those in the U.S. Investments outside the U.S. may also be subject to different regulatory, legal, accounting, auditing, financial reporting and recordkeeping requirements, and may be more difficult to value, than those in the U.S.. In addition, the value of investments outside the U.S. may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by the fund, which could impact the liquidity of the fund’s portfolio. The risks of investing outside the U.S. may be heightened in connection with investments in emerging markets.

36	SMALLCAP World Fund

Investing in emerging markets — Investing in emerging markets may involve risks in addition to and greater than those generally associated with investing in the securities markets of developed countries. For instance, emerging market countries tend to have less developed political, economic and legal systems than those in developed countries. Accordingly, the governments of these countries may be less stable and more likely to intervene in the market economy, for example, by imposing capital controls, nationalizing a company or industry, placing restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, and/or imposing punitive taxes that could adversely affect the prices of securities. Information regarding issuers in emerging markets may be limited, incomplete or inaccurate, and such issuers may not be subject to regulatory, accounting, auditing, and financial reporting and recordkeeping standards comparable to those to which issuers in more developed markets are subject. The fund’s rights with respect to its investments in emerging markets, if any, will generally be governed by local law, which may make it difficult or impossible for the fund to pursue legal remedies or to obtain and enforce judgments in local courts. In addition, the economies of these countries may be dependent on relatively few industries, may have limited access to capital and may be more susceptible to changes in local and global trade conditions and downturns in the world economy. Securities markets in these countries can also be relatively small and have substantially lower trading volumes. As a result, securities issued in these countries may be more volatile and less liquid, and may be more difficult to value, than securities issued in countries with more developed economies and/or markets. Less certainty with respect to security valuations may lead to additional challenges and risks in calculating the fund’s net asset value. Additionally, emerging markets are more likely to experience problems with the clearing and settling of trades and the holding of securities by banks, agents and depositories that are less established than those in developed countries.

Liquidity risk — Certain fund holdings may be or may become difficult or impossible to sell, particularly during times of market turmoil. Liquidity may be impacted by the lack of an active market for a holding, legal or contractual restrictions on resale, or the reduced number and capacity of market participants to make a market in such holding. Market prices for less liquid or illiquid holdings may be volatile or difficult to determine, and reduced liquidity may have an adverse impact on the market price of such holdings. During times of market turmoil, there have been, and may be, no buyers or sellers for securities in entire asset classes. Additionally, the sale of less liquid or illiquid holdings may involve substantial delays (including delays in settlement) and additional costs and the fund may be unable to sell such holdings when necessary to meet its liquidity needs, or to try to limit losses, or may be forced to sell at a loss.

Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses, including models, tools and data, employed by the investment adviser in this process may be flawed or incorrect and may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

5. Certain investment techniques

Securities lending — The fund has entered into securities lending transactions in which the fund earns income by lending investment securities to brokers, dealers or other institutions. Each transaction involves three parties: the fund, acting as the lender of the securities, a borrower, and a lending agent that acts as an intermediary.

Securities lending transactions are entered into by the fund under a securities lending agent agreement with the lending agent. The lending agent facilitates the exchange of securities between the fund and approved borrowers, ensures that securities loans are properly coordinated and documented, marks-to-market the value of collateral daily, secures additional collateral from a borrower if it falls below preset terms, and may reinvest cash collateral on behalf of the fund according to agreed parameters. The lending agent provides indemnification to the fund against losses resulting from a borrower default. Although risk is mitigated by the collateral and indemnification, the fund could experience a delay in recovering its securities and a potential loss of income or value if a borrower fails to return securities, collateral investments decline in value or the lending agent fails to perform.

The borrower is required to post highly liquid assets, such as cash or U.S. government securities, as collateral for the loan in an amount at least equal to the value of the securities loaned. Investments made with cash collateral are recognized as assets in the fund’s investment portfolio. The same amount is recorded as a liability in the fund’s statement of assets and liabilities. While securities are on loan, the fund will continue to receive the equivalent of the interest, dividends or other distributions paid by the issuer, as well as a portion of the interest on the investment of the collateral. Additionally, although the fund does not have the right to vote on securities while they are on loan, the fund has a right to consent on corporate actions and a right to recall loaned securities to vote. A borrower is obligated to return loaned securities at the conclusion of a loan or, during the pendency of a loan, on demand from the fund.

SMALLCAP World Fund	37

As of September 30, 2022, the total value of securities on loan was $1,261,635,000, and the total value of collateral received was $1,320,108,000. Collateral received includes cash of $830,948,000 and U.S. government securities of $489,160,000. Investment securities purchased from cash collateral are disclosed in the fund’s investment portfolio as short-term securities. Securities received as collateral are not recognized as fund assets. The contractual maturity of cash collateral received under the securities lending agreement is classified as overnight and continuous.

6. Taxation and distributions

Federal income taxation — The fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to regulated investment companies and intends to distribute substantially all of its net taxable income and net capital gains each year. The fund is not subject to income taxes to the extent such distributions are made. Therefore, no federal income tax provision is required.

As of and during the year ended September 30, 2022, the fund did not have a liability for any unrecognized tax benefits. The fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations. During the period, the fund did not incur any significant interest or penalties.

The fund’s tax returns are generally not subject to examination by federal, state and, if applicable, non-U.S. tax authorities after the expiration of each jurisdiction’s statute of limitations, which is typically three years after the date of filing but can be extended in certain jurisdictions.

Non-U.S. taxation — Dividend and interest income are recorded net of non-U.S. taxes paid. The fund may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. As a result of rulings from European courts, the fund filed for additional reclaims related to prior years. These reclaims are recorded when the amount is known and there are no significant uncertainties on collectability. During the year ended September 30, 2022, the fund recognized $6,301,000 in reclaims (net of $395,000 in fees and the effect of realized gain or loss from currency translations) and $1,568,000 in interest related to European court rulings, which is included in dividend income and interest income, respectively, in the fund’s statement of operations. Gains realized by the fund on the sale of securities in certain countries, if any, may be subject to non-U.S. taxes. If applicable, the fund records an estimated deferred tax liability based on unrealized gains to provide for potential non-U.S. taxes payable upon the sale of these securities.

Distributions — Distributions determined on a tax basis may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to different treatment for items such as currency gains and losses; short-term capital gains and losses; capital losses related to sales of certain securities within 30 days of purchase; unrealized appreciation of certain investments in securities outside the U.S.; deferred expenses; cost of investments sold; non-U.S. taxes on capital gains; amortization of premiums and discounts and income on certain investments. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the fund for financial reporting purposes.

During the year ended September 30, 2022, the fund reclassified $4,167,000 from capital paid in on shares of capital stock to total distributable earnings to align financial reporting with tax reporting.

As of September 30, 2022, the tax basis components of distributable earnings, unrealized appreciation (depreciation) and cost of investments were as follows (dollars in thousands):

Late year ordinary loss deferral[1]	$(44,671)
Post-October capital loss deferral[1]	(846,540)
Gross unrealized appreciation on investments	12,545,010
Gross unrealized depreciation on investments	(8,182,365)
Net unrealized appreciation on investments	4,362,645
Cost of investments	52,325,606

[1]	These deferrals are considered incurred in the subsequent year.

38	SMALLCAP World Fund

Tax-basis distributions paid to shareholders from long-term capital gains were as follows (dollars in thousands):

	Year ended September 30
Share class	2022	2021
Class A	$3,186,223	$533,184
Class C	69,187	12,765
Class T	2	—	[2]
Class F-1	66,368	14,136
Class F-2	892,658	127,813
Class F-3	458,716	60,263
Class 529-A	189,038	32,362
Class 529-C	8,227	1,788
Class 529-E	7,066	1,256
Class 529-T	2	—	[2]
Class 529-F-1	1	—	[2]
Class 529-F-2[3]	23,295	3,561
Class 529-F-3[3]	1	—	[2]
Class R-1	3,472	596
Class R-2	67,127	12,517
Class R-2E	4,067	671
Class R-3	85,499	16,023
Class R-4	81,892	15,839
Class R-5E	16,013	1,654
Class R-5	39,887	7,260
Class R-6	1,683,929	194,770
Total	$6,882,670	$1,036,458

[2]	Amount less than one thousand.
[3]	Class 529-F-2 and 529-F-3 shares began investment operations on October 30, 2020.

7. Fees and transactions with related parties

CRMC, the fund’s investment adviser, is the parent company of American Funds Distributors®, Inc. (“AFD”), the principal underwriter of the fund’s shares, and American Funds Service Company® (“AFS”), the fund’s transfer agent. CRMC, AFD and AFS are considered related parties to the fund.

Investment advisory services — The fund has an investment advisory and service agreement with CRMC that provides for monthly fees accrued daily. At the beginning of the year, these fees were based on a series of decreasing annual rates beginning with 0.800% on the first $1 billion of daily net assets and decreasing to 0.589% on such assets in excess of $44 billion. On September 14, 2021, the fund’s board of directors approved an amended investment advisory and service agreement effective December 1, 2021, decreasing the annual rates to 0.587% and 0.585% on daily net assets in excess of $55 billion and $71 billion, respectively. On September 13, 2022, the fund’s board of directors approved an amended investment advisory and service agreement effective December 1, 2022, decreasing the annual rate to 0.583% on daily net assets in excess of $89 billion. CRMC waived investment advisory services fees of $139,000 in advance of the amended investment advisory agreement effective December 1, 2021. CRMC does not intend to recoup this waiver. As a result, the fees shown on the fund’s statement of operations of $424,095,000 were reduced to $423,956,000, both of which were equivalent to an annualized rate of 0.605% of average daily net assets.

SMALLCAP World Fund	39

Class-specific fees and expenses — Expenses that are specific to individual share classes are accrued directly to the respective share class. The principal class-specific fees and expenses are further described below:

Distribution services — The fund has plans of distribution for all share classes, except Class F-2, F-3, 529-F-2, 529-F-3, R-5E, R-5 and R-6 shares. Under the plans, the board of directors approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares and service existing accounts. The plans provide for payments, based on an annualized percentage of average daily net assets, ranging from 0.30% to 1.00% as noted in this section. In some cases, the board of directors has limited the amounts that may be paid to less than the maximum allowed by the plans. All share classes with a plan may use up to 0.25% of average daily net assets to pay service fees, or to compensate AFD for paying service fees, to firms that have entered into agreements with AFD to provide certain shareholder services. The remaining amounts available to be paid under each plan are paid to dealers to compensate them for their sales activities.

Share class	Currently approved limits	Plan limits
Class A	0.30%	0.30%
Class 529-A	0.30	0.50
Classes C, 529-C and R-1	1.00	1.00
Class R-2	0.75	1.00
Class R-2E	0.60	0.85
Classes 529-E and R-3	0.50	0.75
Classes T, F-1, 529-T, 529-F-1 and R-4	0.25	0.50

For Class A and 529-A shares, distribution-related expenses include the reimbursement of dealer and wholesaler commissions paid by AFD for certain shares sold without a sales charge. These share classes reimburse AFD for amounts billed within the prior 15 months but only to the extent that the overall annual expense limits are not exceeded. As of September 30, 2022, there were no unreimbursed expenses subject to reimbursement for Class A or 529-A shares.

Transfer agent services — The fund has a shareholder services agreement with AFS under which the fund compensates AFS for providing transfer agent services to each of the fund’s share classes. These services include recordkeeping, shareholder communications and transaction processing. In addition, the fund reimburses AFS for amounts paid to third parties for performing transfer agent services on behalf of fund shareholders.

Administrative services — The fund has an administrative services agreement with CRMC under which the fund compensates CRMC for providing administrative services to all share classes. Administrative services are provided by CRMC and its affiliates to help assist third parties providing non-distribution services to fund shareholders. These services include providing in-depth information on the fund and market developments that impact fund investments. Administrative services also include, but are not limited to, coordinating, monitoring and overseeing third parties that provide services to fund shareholders. The agreement provides the fund the ability to charge an administrative services fee at the annual rate of 0.05% of the average daily net assets attributable to each share class of the fund. Currently the fund pays CRMC an administrative services fee at the annual rate of 0.03% of the average daily net assets attributable to each share class of the fund for CRMC’s provision of administrative services.

529 plan services — Each 529 share class is subject to service fees to compensate the Virginia College Savings Plan (“Virginia529”) for its oversight and administration of the CollegeAmerica 529 college savings plan. The fees are based on the combined net assets invested in Class 529 and ABLE shares of the American Funds. Class ABLE shares are offered on other American Funds by Virginia529 through ABLEAmerica®, a tax-advantaged savings program for individuals with disabilities. Virginia529 is not considered a related party to the fund.

Prior to January 1, 2022, the quarterly fees were based on a series of decreasing annual rates beginning with 0.09% on the first $20 billion of the combined net assets invested in the American Funds and decreasing to 0.03% on such assets in excess of $100 billion. Effective January 1, 2022, the quarterly fees were amended to a series of decreasing annual rates beginning with 0.09% on the first $20 billion of the combined net assets invested in the American Funds and decreasing to 0.03% on such assets in excess of $75 billion. The fees for any given calendar quarter are accrued and calculated on the basis of the average net assets of Class 529 and ABLE shares of the American Funds for the last month of the prior calendar quarter. For the year ended September 30, 2022, the 529 plan services fees were $1,270,000, which were equivalent to 0.058% of the average daily net assets of each 529 share class.

40	SMALLCAP World Fund

For the year ended September 30, 2022, class-specific expenses under the agreements were as follows (dollars in thousands):

Share class	Distribution services	Transfer agent services		Administrative services		529 plan services
Class A	$78,383	$33,267		$9,370		Not applicable
Class C	5,420	572		164		Not applicable
Class T	—	—	*	—	*	Not applicable
Class F-1	1,522	976		188		Not applicable
Class F-2	Not applicable	10,223		2,764		Not applicable
Class F-3	Not applicable	38		1,435		Not applicable
Class 529-A	4,113	1,837		549		$1,058
Class 529-C	657	66		20		38
Class 529-E	324	25		19		37
Class 529-T	—	—	*	—	*	—	*
Class 529-F-1	—	—	*	—	*	—	*
Class 529-F-2	Not applicable	125		71		137
Class 529-F-3	Not applicable	—	*	—	*	—	*
Class R-1	301	28		9		Not applicable
Class R-2	4,189	1,999		167		Not applicable
Class R-2E	226	79		11		Not applicable
Class R-3	3,910	1,204		235		Not applicable
Class R-4	1,965	808		236		Not applicable
Class R-5E	Not applicable	260		51		Not applicable
Class R-5	Not applicable	211		121		Not applicable
Class R-6	Not applicable	148		5,617		Not applicable
Total class-specific expenses	$101,010	$51,866		$21,027		$1,270

*	Amount less than one thousand.

Directors’ deferred compensation — Directors who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the fund, are treated as if invested in shares of the fund or other American Funds. These amounts represent general, unsecured liabilities of the fund and vary according to the total returns of the selected funds. Directors’ compensation of $(948,000) in the fund’s statement of operations reflects $272,000 in current fees (either paid in cash or deferred) and a net decrease of $1,220,000 in the value of the deferred amounts.

Affiliated officers and directors — Officers and certain directors of the fund are or may be considered to be affiliated with CRMC, AFD and AFS. No affiliated officers or directors received any compensation directly from the fund.

Investment in CCF — The fund holds shares of CCF, an institutional prime money market fund managed by CRMC. CCF invests in high-quality, short-term money market instruments. CCF is used as the primary investment vehicle for the fund’s short-term instruments. CCF shares are only available for purchase by CRMC, its affiliates, and other funds managed by CRMC or its affiliates, and are not available to the public. CRMC does not receive an investment advisory services fee from CCF.

Security transactions with related funds — The fund purchased investment securities from, and sold investment securities to, other funds managed by CRMC (or funds managed by certain affiliates of CRMC) under procedures adopted by the fund’s board of directors. The funds involved in such transactions are considered related by virtue of having a common investment adviser (or affiliated investment advisers), common directors and/or common officers. Each transaction was executed at the current market price of the security and no brokerage commissions or fees were paid in accordance with Rule 17a-7 of the 1940 Act. During the year ended September 30, 2022, the fund engaged in such purchase and sale transactions with related funds in the amounts of $667,753,000 and $569,346,000, respectively, which generated $285,095,000 of net realized gains from such sales.

Interfund lending — Pursuant to an exemptive order issued by the SEC, the fund, along with other CRMC-managed funds (or funds managed by certain affiliates of CRMC), may participate in an interfund lending program. The program provides an alternate credit facility that permits the funds to lend or borrow cash for temporary purposes directly to or from one another, subject to the conditions of the exemptive order. The fund did not lend or borrow cash through the interfund lending program at any time during the year ended September 30, 2022.

SMALLCAP World Fund	41

8. Committed line of credit

The fund participates with other funds managed by CRMC (or funds managed by certain affiliates of CRMC) in a $1.5 billion credit facility (the “line of credit”) to be utilized for temporary purposes to support shareholder redemptions. The fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which are reflected in other expenses in the fund’s statement of operations. The fund did not borrow on this line of credit at any time during the year ended September 30, 2022.

9. Indemnifications

The fund’s organizational documents provide board members and officers with indemnification against certain liabilities or expenses in connection with the performance of their duties to the fund. In the normal course of business, the fund may also enter into contracts that provide general indemnifications. The fund’s maximum exposure under these arrangements is unknown since it is dependent on future claims that may be made against the fund. The risk of material loss from such claims is considered remote. Insurance policies are also available to the fund’s board members and officers.

10. Capital share transactions

Capital share transactions in the fund were as follows (dollars and shares in thousands):

	Sales[1]		Reinvestments of distributions			Repurchases[1]		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares		Amount	Shares	Amount	Shares

Year ended September 30, 2022

Class A	$2,421,112	34,645	$3,146,250	40,871		$(3,690,285)	(54,443)	$1,877,077	21,073
Class C	66,264	1,160	68,902	1,091		(167,718)	(2,984)	(32,552)	(733)
Class T	—	—	—	—		—	—	—	—
Class F-1	45,086	654	65,695	867		(117,196)	(1,743)	(6,415)	(222)
Class F-2	2,927,107	41,641	870,184	10,996		(2,324,879)	(34,030)	1,472,412	18,607
Class F-3	1,624,182	23,394	457,164	5,818		(1,066,551)	(15,796)	1,014,795	13,416
Class 529-A	168,539	2,448	189,018	2,495		(243,193)	(3,640)	114,364	1,303
Class 529-C	10,188	176	8,226	127		(27,532)	(469)	(9,118)	(166)
Class 529-E	4,479	68	7,065	98		(9,950)	(153)	1,594	13
Class 529-T	—	—	2	—	[2]	—	—	2	— [2]
Class 529-F-1	—	—	1	—	[2]	—	—	1	— [2]
Class 529-F-2	50,316	727	23,290	302		(34,329)	(493)	39,277	536
Class 529-F-3	—	—	1	—	[2]	—	—	1	— [2]
Class R-1	5,640	100	3,379	51		(4,431)	(77)	4,588	74
Class R-2	94,180	1,611	67,065	1,018		(162,921)	(2,679)	(1,676)	(50)
Class R-2E	8,789	130	4,067	55		(13,993)	(212)	(1,137)	(27)
Class R-3	139,524	2,147	85,413	1,184		(198,862)	(3,008)	26,075	323
Class R-4	125,246	1,809	81,883	1,073		(197,736)	(2,848)	9,393	34
Class R-5E	54,982	776	16,010	206		(32,097)	(463)	38,895	519
Class R-5	45,010	629	39,865	494		(98,277)	(1,389)	(13,402)	(266)
Class R-6	5,496,061	76,309	1,675,414	20,985		(672,122)	(9,916)	6,499,353	87,378
Total net increase (decrease)	$13,286,705	188,424	$6,808,894	87,731		$(9,062,072)	(134,343)	$11,033,527	141,812

Refer to the end of the table for footnotes.

42	SMALLCAP World Fund

	Sales[1]			Reinvestments of distributions				Repurchases[1]		Net increase (decrease)
Share class	Amount	Shares		Amount		Shares		Amount	Shares	Amount	Shares

Year ended September 30, 2021

Class A	$4,132,944	49,749		$526,551		6,720		$(3,620,822)	(43,973)	$1,038,673	12,496
Class C	130,503	1,871		12,733		193		(185,707)	(2,669)	(42,471)	(605)
Class T	—	—		—		—		—	—	—	—
Class F-1	95,711	1,180		13,924		180		(285,356)	(3,459)	(175,721)	(2,099)
Class F-2	4,160,688	48,348		124,564		1,554		(2,566,109)	(29,607)	1,719,143	20,295
Class F-3	2,002,876	23,569		60,027		755		(842,469)	(10,024)	1,220,434	14,300
Class 529-A	256,517	3,151		32,349		419		(276,976)	(3,397)	11,890	173
Class 529-C	15,803	225		1,788		27		(39,574)	(561)	(21,983)	(309)
Class 529-E	8,495	109		1,255		17		(11,995)	(152)	(2,245)	(26)
Class 529-T	—	—		—	[2]	—	[2]	—	—	— [2]	— [2]
Class 529-F-1	4,003	58		—	[2]	—	[2]	(183,036)	(2,779)	(179,033)	(2,721)
Class 529-F-2[3]	242,879	3,498		3,555		45		(36,630)	(438)	209,804	3,105
Class 529-F-3[3]	10	—	[2]	—	[2]	—	[2]	—	—	10	— [2]
Class R-1	6,407	88		585		8		(7,729)	(108)	(737)	(12)
Class R-2	125,085	1,739		12,506		182		(188,756)	(2,655)	(51,165)	(734)
Class R-2E	12,544	155		671		9		(12,306)	(153)	909	11
Class R-3	186,463	2,407		16,007		216		(288,123)	(3,710)	(85,653)	(1,087)
Class R-4	163,088	2,006		15,838		204		(299,064)	(3,635)	(120,138)	(1,425)
Class R-5E	101,918	1,189		1,653		21		(30,191)	(361)	73,380	849
Class R-5	73,282	854		7,258		89		(110,242)	(1,307)	(29,702)	(364)
Class R-6	6,274,542	71,646		193,850		2,401		(1,976,480)	(24,589)	4,491,912	49,458
Total net increase (decrease)	$17,993,758	211,842		$1,025,114		13,040		$(10,961,565)	(133,577)	$8,057,307	91,305

[1]	Includes exchanges between share classes of the fund.
[2]	Amount less than one thousand.
[3]	Class 529-F-2 and 529-F-3 shares began investment operations on October 30, 2020.

11. Investment transactions

The fund engaged in purchases and sales of investment securities, excluding short-term securities and U.S. government obligations, if any, of $21,956,199,000 and $20,804,227,000, respectively, during the year ended September 30, 2022.

SMALLCAP World Fund	43

Financial highlights

		(Loss) income from investment operations[1]			Dividends and distributions
Year ended	Net asset value, beginning of year	Net investment (loss) income	Net (losses) gains on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return[2,3]	Net assets, end of year (in millions)		Ratio of expenses to average net assets before reimbursement[4]		Ratio of expenses to average net assets after reimbursement[3,4]		Ratio of net (loss) income to average net assets[3]
Class A:
9/30/2022	$88.19	$(.04)	$(28.76)	$(28.80)	$—	$(7.40)	$(7.40)	$51.99	(35.39)%	$23,553		1.01%		1.01%		(.05)%
9/30/2021	66.23	(.37)	23.60	23.23	—	(1.27)	(1.27)	88.19	35.35	38,095		1.02		1.02		(.44)
9/30/2020	55.24	(.15)	13.63	13.48	—	(2.49)	(2.49)	66.23	24.98	27,781		1.06		1.06		(.25)
9/30/2019	60.19	.05	(1.69)	(1.64)	—	(3.31)	(3.31)	55.24	(1.37)	23,203		1.06		1.06		.09
9/30/2018	55.60	.04	7.05	7.09	—	(2.50)	(2.50)	60.19	13.13	24,203		1.04		1.04		.06
Class C:
9/30/2022	73.86	(.46)	(23.60)	(24.06)	—	(7.40)	(7.40)	42.40	(35.86)	378		1.75		1.75		(.81)
9/30/2021	56.04	(.82)	19.91	19.09	—	(1.27)	(1.27)	73.86	34.36	713		1.75		1.75		(1.18)
9/30/2020	47.42	(.48)	11.59	11.11	—	(2.49)	(2.49)	56.04	24.07	575		1.79		1.79		(.97)
9/30/2019	52.63	(.32)	(1.58)	(1.90)	—	(3.31)	(3.31)	47.42	(2.13)	673		1.82		1.82		(.68)
9/30/2018	49.30	(.38)	6.21	5.83	—	(2.50)	(2.50)	52.63	12.23	807		1.83		1.83		(.74)
Class T:
9/30/2022	89.14	.13	(29.14)	(29.01)	—	(7.40)	(7.40)	52.73	(35.21)[5]	—	[6]	.76	[5]	.76	[5]	.19 [5]
9/30/2021	66.78	(.18)	23.81	23.63	—	(1.27)	(1.27)	89.14	35.64 [5]	—	[6]	.79	[5]	.79	[5]	(.21)[5]
9/30/2020	55.54	— [7]	13.73	13.73	—	(2.49)	(2.49)	66.78	25.30 [5]	—	[6]	.81	[5]	.81	[5]	— [5,8]
9/30/2019	60.35	.18	(1.68)	(1.50)	—	(3.31)	(3.31)	55.54	(1.14)[5]	—	[6]	.82	[5]	.82	[5]	.33 [5]
9/30/2018	55.64	.15	7.06	7.21	—	(2.50)	(2.50)	60.35	13.36 [5]	—	[6]	.85	[5]	.85	[5]	.25 [5]
Class F-1:
9/30/2022	86.92	(.07)	(28.31)	(28.38)	—	(7.40)	(7.40)	51.14	(35.41)	454		1.05		1.05		(.10)
9/30/2021	65.31	(.39)	23.27	22.88	—	(1.27)	(1.27)	86.92	35.31	791		1.05		1.05		(.48)
9/30/2020	54.51	(.15)	13.44	13.29	—	(2.49)	(2.49)	65.31	24.96	731		1.08		1.08		(.26)
9/30/2019	59.47	.03	(1.68)	(1.65)	—	(3.31)	(3.31)	54.51	(1.43)	703		1.10		1.10		.05
9/30/2018	55.00	— [7]	6.97	6.97	—	(2.50)	(2.50)	59.47	13.06	770		1.09		1.09		.01
Class F-2:
9/30/2022	90.40	.14	(29.59)	(29.45)	—	(7.40)	(7.40)	53.55	(35.23)	7,311		.76		.76		.20
9/30/2021	67.69	(.15)	24.13	23.98	—	(1.27)	(1.27)	90.40	35.69	10,659		.76		.76		(.18)
9/30/2020	56.26	.01	13.91	13.92	—	(2.49)	(2.49)	67.69	25.32	6,608		.79		.79		.02
9/30/2019	61.07	.20	(1.70)	(1.50)	—	(3.31)	(3.31)	56.26	(1.12)	4,909		.80		.80		.36
9/30/2018	56.24	.20	7.13	7.33	—	(2.50)	(2.50)	61.07	13.41	4,459		.78		.78		.34
Class F-3:
9/30/2022	89.80	.22	(29.40)	(29.18)	—	(7.40)	(7.40)	53.22	(35.14)	3,904		.65		.65		.32
9/30/2021	67.18	(.07)	23.96	23.89	—	(1.27)	(1.27)	89.80	35.83	5,382		.66		.66		(.08)
9/30/2020	55.80	.07	13.80	13.87	—	(2.49)	(2.49)	67.18	25.44	3,065		.68		.68		.12
9/30/2019	60.54	.25	(1.68)	(1.43)	—	(3.31)	(3.31)	55.80	(1.02)	2,153		.70		.70		.46
9/30/2018	55.74	.24	7.06	7.30	—	(2.50)	(2.50)	60.54	13.49	1,856		.71		.71		.41
Class 529-A:
9/30/2022	86.91	(.05)	(28.32)	(28.37)	—	(7.40)	(7.40)	51.14	(35.40)	1,378		1.04		1.04		(.08)
9/30/2021	65.29	(.38)	23.27	22.89	—	(1.27)	(1.27)	86.91	35.31	2,227		1.04		1.04		(.47)
9/30/2020	54.51	(.16)	13.43	13.27	—	(2.49)	(2.49)	65.29	24.95	1,662		1.09		1.09		(.28)
9/30/2019	59.47	.02	(1.67)	(1.65)	—	(3.31)	(3.31)	54.51	(1.43)	1,337		1.12		1.12		.03
9/30/2018	55.01	— [7]	6.96	6.96	—	(2.50)	(2.50)	59.47	13.05	1,430		1.11		1.11		— [8]

Refer to the end of the table for footnotes.

44	SMALLCAP World Fund

Financial highlights (continued)

		(Loss) income from investment operations[1]			Dividends and distributions
Year ended	Net asset value, beginning of year	Net investment (loss) income	Net (losses) gains on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return[2,3]	Net assets, end of year (in millions)		Ratio of expenses to average net assets before reimbursement[4]		Ratio of expenses to average net assets after reimbursement[3,4]		Ratio of net (loss) income to average net assets[3]
Class 529-C:
9/30/2022	$75.34	$(.51)	$(24.10)	$(24.61)	$—	$(7.40)	$(7.40)	$43.33	(35.90)%	$44		1.81%		1.81%		(.87)%
9/30/2021	57.17	(.86)	20.30	19.44	—	(1.27)	(1.27)	75.34	34.30	89		1.79		1.79		(1.22)
9/30/2020	48.35	(.49)	11.80	11.31	—	(2.49)	(2.49)	57.17	24.02	86		1.84		1.84		(.99)
9/30/2019	53.60	(.34)	(1.60)	(1.94)	—	(3.31)	(3.31)	48.35	(2.17)	185		1.86		1.86		(.72)
9/30/2018	50.18	(.42)	6.34	5.92	—	(2.50)	(2.50)	53.60	12.19	230		1.88		1.88		(.81)
Class 529-E:
9/30/2022	83.48	(.19)	(27.06)	(27.25)	—	(7.40)	(7.40)	48.83	(35.53)	48		1.25		1.25		(.29)
9/30/2021	62.89	(.53)	22.39	21.86	—	(1.27)	(1.27)	83.48	35.04	81		1.26		1.26		(.68)
9/30/2020	52.68	(.26)	12.96	12.70	—	(2.49)	(2.49)	62.89	24.70	62		1.28		1.28		(.47)
9/30/2019	57.73	(.09)	(1.65)	(1.74)	—	(3.31)	(3.31)	52.68	(1.64)	58		1.31		1.31		(.17)
9/30/2018	53.57	(.12)	6.78	6.66	—	(2.50)	(2.50)	57.73	12.82	64		1.32		1.32		(.22)
Class 529-T:
9/30/2022	88.95	.10	(29.06)	(28.96)	—	(7.40)	(7.40)	52.59	(35.24)[5]	—	[6]	.81	[5]	.81	[5]	.15 [5]
9/30/2021	66.67	(.22)	23.77	23.55	—	(1.27)	(1.27)	88.95	35.60 [5]	—	[6]	.84	[5]	.84	[5]	(.26)[5]
9/30/2020	55.49	(.03)	13.70	13.67	—	(2.49)	(2.49)	66.67	25.21 [5]	—	[6]	.85	[5]	.85	[5]	(.05)[5]
9/30/2019	60.32	.15	(1.67)	(1.52)	—	(3.31)	(3.31)	55.49	(1.17)[5]	—	[6]	.87	[5]	.87	[5]	.28 [5]
9/30/2018	55.63	.13	7.06	7.19	—	(2.50)	(2.50)	60.32	13.30 [5]	—	[6]	.88	[5]	.88	[5]	.22 [5]
Class 529-F-1:
9/30/2022	88.82	.06	(29.00)	(28.94)	—	(7.40)	(7.40)	52.48	(35.28)[5]	—	[6]	.87	[5]	.87	[5]	.09 [5]
9/30/2021	66.57	(.29)	23.81	23.52	—	(1.27)	(1.27)	88.82	35.60 [5]	—	[6]	.80	[5]	.80	[5]	(.42)[5]
9/30/2020	55.41	(.03)	13.68	13.65	—	(2.49)	(2.49)	66.57	25.21	181		.86		.86		(.05)
9/30/2019	60.26	.15	(1.69)	(1.54)	—	(3.31)	(3.31)	55.41	(1.22)	146		.88		.88		.27
9/30/2018	55.58	.13	7.05	7.18	—	(2.50)	(2.50)	60.26	13.31	136		.89		.89		.22

Class 529-F-2:
9/30/2022	88.37	.14	(28.87)	(28.73)	—	(7.40)	(7.40)	52.24	(35.22)	190		.76		.76		.21
9/30/2021[9,10]	65.50	(.16)	24.30	24.14	—	(1.27)	(1.27)	88.37	37.11 [11]	274		.80	[12]	.80	[12]	(.21)[12]
Class 529-F-3:
9/30/2022	88.45	.17	(28.90)	(28.73)	—	(7.40)	(7.40)	52.32	(35.19)	—	[6]	.71		.71		.25
9/30/2021[9,10]	65.50	(.09)	24.31	24.22	—	(1.27)	(1.27)	88.45	37.23 [11]	—	[6]	.76	[12]	.71	[12]	(.12)[12]
Class R-1:
9/30/2022	76.62	(.45)	(24.59)	(25.04)	—	(7.40)	(7.40)	44.18	(35.86)	24		1.74		1.74		(.77)
9/30/2021	58.09	(.85)	20.65	19.80	—	(1.27)	(1.27)	76.62	34.35	36		1.75		1.75		(1.18)
9/30/2020	49.08	(.50)	12.00	11.50	—	(2.49)	(2.49)	58.09	24.07	28		1.79		1.79		(.98)
9/30/2019	54.32	(.33)	(1.60)	(1.93)	—	(3.31)	(3.31)	49.08	(2.12)	24		1.82		1.82		(.68)
9/30/2018	50.79	(.38)	6.41	6.03	—	(2.50)	(2.50)	54.32	12.26	30		1.81		1.81		(.72)

Refer to the end of the table for footnotes.

SMALLCAP World Fund	45

Financial highlights (continued)

		(Loss) income from investment operations[1]			Dividends and distributions
Year ended	Net asset value, beginning of year	Net investment (loss) income	Net (losses) gains on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return[2,3]	Net assets, end of year (in millions)	Ratio of expenses to average net assets before reimbursement[4]	Ratio of expenses to average net assets after reimbursement[3,4]	Ratio of net (loss) income to average net assets[3]
Class R-2:
9/30/2022	$76.71	$(.48)	$(24.60)	$(25.08)	$—	$(7.40)	$(7.40)	$44.23	(35.87)%	$412	1.76%	1.76%	(.81)%
9/30/2021	58.16	(.85)	20.67	19.82	—	(1.27)	(1.27)	76.71	34.37	719	1.75	1.75	(1.17)
9/30/2020	49.12	(.49)	12.02	11.53	—	(2.49)	(2.49)	58.16	24.09	588	1.78	1.78	(.97)
9/30/2019	54.36	(.31)	(1.62)	(1.93)	—	(3.31)	(3.31)	49.12	(2.12)	542	1.79	1.79	(.65)
9/30/2018	50.82	(.37)	6.41	6.04	—	(2.50)	(2.50)	54.36	12.28	619	1.79	1.79	(.70)
Class R-2E:
9/30/2022	85.92	(.34)	(27.89)	(28.23)	—	(7.40)	(7.40)	50.29	(35.67)	27	1.46	1.46	(.51)
9/30/2021	64.83	(.71)	23.07	22.36	—	(1.27)	(1.27)	85.92	34.76	48	1.46	1.46	(.88)
9/30/2020	54.34	(.38)	13.36	12.98	—	(2.49)	(2.49)	64.83	24.46	35	1.48	1.48	(.67)
9/30/2019	59.52	(.18)	(1.69)	(1.87)	—	(3.31)	(3.31)	54.34	(1.82)	28	1.50	1.50	(.34)
9/30/2018	55.26	(.22)	6.98	6.76	—	(2.50)	(2.50)	59.52	12.61	24	1.50	1.50	(.38)
Class R-3:
9/30/2022	83.16	(.23)	(26.94)	(27.17)	—	(7.40)	(7.40)	48.59	(35.58)	587	1.31	1.31	(.35)
9/30/2021	62.68	(.57)	22.32	21.75	—	(1.27)	(1.27)	83.16	34.95	978	1.31	1.31	(.73)
9/30/2020	52.54	(.28)	12.91	12.63	—	(2.49)	(2.49)	62.68	24.65	806	1.33	1.33	(.52)
9/30/2019	57.60	(.10)	(1.65)	(1.75)	—	(3.31)	(3.31)	52.54	(1.67)	757	1.34	1.34	(.20)
9/30/2018	53.47	(.14)	6.77	6.63	—	(2.50)	(2.50)	57.60	12.79	852	1.35	1.35	(.25)
Class R-4:
9/30/2022	87.46	(.04)	(28.50)	(28.54)	—	(7.40)	(7.40)	51.52	(35.38)	583	1.01	1.01	(.05)
9/30/2021	65.68	(.35)	23.40	23.05	—	(1.27)	(1.27)	87.46	35.37	987	1.01	1.01	(.43)
9/30/2020	54.78	(.12)	13.51	13.39	—	(2.49)	(2.49)	65.68	25.03	835	1.02	1.02	(.21)
9/30/2019	59.71	.06	(1.68)	(1.62)	—	(3.31)	(3.31)	54.78	(1.37)	791	1.04	1.04	.11
9/30/2018	55.18	.03	7.00	7.03	—	(2.50)	(2.50)	59.71	13.13	894	1.04	1.04	.05
Class R-5E:
9/30/2022	88.94	.11	(29.07)	(28.96)	—	(7.40)	(7.40)	52.58	(35.24)	138	.81	.81	.17
9/30/2021	66.64	(.19)	23.76	23.57	—	(1.27)	(1.27)	88.94	35.63	188	.80	.80	(.22)
9/30/2020	55.44	(.01)	13.70	13.69	—	(2.49)	(2.49)	66.64	25.28	84	.82	.82	(.02)
9/30/2019	60.26	.18	(1.69)	(1.51)	—	(3.31)	(3.31)	55.44	(1.16)	39	.84	.84	.32
9/30/2018	55.55	.18	7.03	7.21	—	(2.50)	(2.50)	60.26	13.38	28	.84	.84	.31
Class R-5:
9/30/2022	92.04	.18	(30.17)	(29.99)	—	(7.40)	(7.40)	54.65	(35.18)	288	.70	.70	.25
9/30/2021	68.86	(.11)	24.56	24.45	—	(1.27)	(1.27)	92.04	35.77	510	.71	.71	(.13)
9/30/2020	57.16	.06	14.13	14.19	—	(2.49)	(2.49)	68.86	25.40	406	.72	.72	.09
9/30/2019	61.94	.22	(1.69)	(1.47)	—	(3.31)	(3.31)	57.16	(1.06)	376	.74	.74	.40
9/30/2018	56.99	.21	7.24	7.45	—	(2.50)	(2.50)	61.94	13.46	436	.75	.75	.36
Class R-6:
9/30/2022	91.12	.23	(29.87)	(29.64)	—	(7.40)	(7.40)	54.08	(35.15)	16,261	.65	.65	.33
9/30/2021	68.15	(.06)	24.30	24.24	—	(1.27)	(1.27)	91.12	35.84	19,437	.66	.66	(.07)
9/30/2020	56.56	.08	14.00	14.08	—	(2.49)	(2.49)	68.15	25.47	11,166	.67	.67	.14
9/30/2019	61.31	.26	(1.70)	(1.44)	—	(3.31)	(3.31)	56.56	(1.02)	8,031	.69	.69	.47
9/30/2018	56.40	.25	7.16	7.41	—	(2.50)	(2.50)	61.31	13.53	7,039	.69	.69	.42

Refer to the end of the table for footnotes.

46	SMALLCAP World Fund

Financial highlights (continued)

	Year ended September 30,
	2022	2021	2020	2019	2018
Portfolio turnover rate for all share classes[13]	32%	30%	38%	39%	35%

[1]	Based on average shares outstanding.
[2]	Total returns exclude any applicable sales charges, including contingent deferred sales charges.
[3]	This column reflects the impact, if any, of certain reimbursements from CRMC. During one of the years shown, CRMC reimbursed a portion of transfer agent services fees for Class 529-F-3 shares.
[4]	Ratios do not include expenses of any Central Funds. The fund indirectly bears its proportionate share of the expenses of any Central Funds.
[5]	All or a significant portion of assets in this class consisted of seed capital invested by CRMC and/or its affiliates. Fees for distribution services are not charged or accrued on these seed capital assets. If such fees were paid by the fund on seed capital assets, fund expenses would have been higher and net income and total return would have been lower.
[6]	Amount less than $1 million.
[7]	Amount less than $.01.
[8]	Amount less than .01%.
[9]	Based on operations for a period that is less than a full year.
[10]	Class 529-F-2 and 529-F-3 shares began investment operations on October 30, 2020.
[11]	Not annualized.
[12]	Annualized.
[13]	Rates do not include the fund’s portfolio activity with respect to any Central Funds.

Refer to the notes to financial statements.

SMALLCAP World Fund	47

Report of Independent Registered Public Accounting Firm

To the Shareholders and Board of Directors of SMALLCAP World Fund, Inc.:

Opinion on the Financial Statements and Financial Highlights

We have audited the accompanying statement of assets and liabilities of SMALLCAP World Fund, Inc. (the “Fund”), including the investment portfolio, as of September 30, 2022, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of September 30, 2022, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of September 30, 2022, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

Deloitte & Touche LLP

Costa Mesa, California
November 8, 2022

We have served as the auditor of one or more American Funds investment companies since 1956.

48	SMALLCAP World Fund

Expense example	unaudited

As a fund shareholder, you incur two types of costs: (1) transaction costs, such as initial sales charges on purchase payments and contingent deferred sales charges on redemptions (loads), and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, and other expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period (April 1, 2022, through September 30, 2022).

Actual expenses:

The first line of each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled “Expenses paid during period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes:

The second line of each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio for the share class and an assumed rate of return of 5.00% per year before expenses, which is not the actual return of the share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5.00% hypothetical example with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Notes:

Retirement plan participants may be subject to certain fees charged by the plan sponsor, and Class F-1, F-2, F-3, 529-F-1, 529-F-2 and 529-F-3 shareholders may be subject to fees charged by financial intermediaries, typically ranging from 0.75% to 1.50% of assets annually depending on services offered. You can estimate the impact of these fees by adding the amount of the fees to the total estimated expenses you paid on your account during the period as calculated above. In addition, your ending account value would be lower by the amount of these fees.

Note that the expenses shown in the table on the following page are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

SMALLCAP World Fund	49

Expense example (continued)

	Beginning account value 4/1/2022	Ending account value 9/30/2022	Expenses paid during period*	Annualized expense ratio
Class A – actual return	$1,000.00	$769.30	$4.61	1.04%
Class A – assumed 5% return	1,000.00	1,019.85	5.27	1.04
Class C – actual return	1,000.00	766.46	7.88	1.78
Class C – assumed 5% return	1,000.00	1,016.14	9.00	1.78
Class T – actual return	1,000.00	770.37	3.42	.77
Class T – assumed 5% return	1,000.00	1,021.21	3.90	.77
Class F-1 – actual return	1,000.00	769.30	4.70	1.06
Class F-1 – assumed 5% return	1,000.00	1,019.75	5.37	1.06
Class F-2 – actual return	1,000.00	770.26	3.42	.77
Class F-2 – assumed 5% return	1,000.00	1,021.21	3.90	.77
Class F-3 – actual return	1,000.00	770.77	2.93	.66
Class F-3 – assumed 5% return	1,000.00	1,021.76	3.35	.66
Class 529-A – actual return	1,000.00	769.19	4.70	1.06
Class 529-A – assumed 5% return	1,000.00	1,019.75	5.37	1.06
Class 529-C – actual return	1,000.00	766.20	8.15	1.84
Class 529-C – assumed 5% return	1,000.00	1,015.84	9.30	1.84
Class 529-E – actual return	1,000.00	768.49	5.59	1.26
Class 529-E – assumed 5% return	1,000.00	1,018.75	6.38	1.26
Class 529-T – actual return	1,000.00	770.22	3.64	.82
Class 529-T – assumed 5% return	1,000.00	1,020.96	4.15	.82
Class 529-F-1 – actual return	1,000.00	769.93	3.90	.88
Class 529-F-1 – assumed 5% return	1,000.00	1,020.66	4.46	.88
Class 529-F-2 – actual return	1,000.00	770.28	3.42	.77
Class 529-F-2 – assumed 5% return	1,000.00	1,021.21	3.90	.77
Class 529-F-3 – actual return	1,000.00	770.57	3.20	.72
Class 529-F-3 – assumed 5% return	1,000.00	1,021.46	3.65	.72
Class R-1 – actual return	1,000.00	766.61	7.66	1.73
Class R-1 – assumed 5% return	1,000.00	1,016.39	8.74	1.73
Class R-2 – actual return	1,000.00	766.55	7.75	1.75
Class R-2 – assumed 5% return	1,000.00	1,016.29	8.85	1.75
Class R-2E – actual return	1,000.00	767.68	6.47	1.46
Class R-2E – assumed 5% return	1,000.00	1,017.75	7.38	1.46
Class R-3 – actual return	1,000.00	768.21	5.81	1.31
Class R-3 – assumed 5% return	1,000.00	1,018.50	6.63	1.31
Class R-4 – actual return	1,000.00	769.40	4.48	1.01
Class R-4 – assumed 5% return	1,000.00	1,020.00	5.11	1.01
Class R-5E – actual return	1,000.00	770.23	3.59	.81
Class R-5E – assumed 5% return	1,000.00	1,021.01	4.10	.81
Class R-5 – actual return	1,000.00	770.57	3.15	.71
Class R-5 – assumed 5% return	1,000.00	1,021.51	3.60	.71
Class R-6 – actual return	1,000.00	770.69	2.93	.66
Class R-6 – assumed 5% return	1,000.00	1,021.76	3.35	.66

*	The “expenses paid during period” are equal to the “annualized expense ratio,” multiplied by the average account value over the period, multiplied by the number of days in the period, and divided by 365 (to reflect the one-half year period).

50	SMALLCAP World Fund

Tax information	unaudited

We are required to advise you of the federal tax status of certain distributions received by shareholders during the fiscal year. The fund hereby designates the following amounts for the fund’s fiscal year ended September 30, 2022:

Long-term capital gains	$6,882,666,000
Foreign taxes	$0.09 per share
Foreign source income	$0.42 per share

Individual shareholders should refer to their Form 1099 or other tax information, which will be mailed in January 2023, to determine the calendar year amounts to be included on their 2022 tax returns. Shareholders should consult their tax advisors.

SMALLCAP World Fund	51

Approval of Investment Advisory and Service Agreement

The fund’s board has approved the continuation of the fund’s Investment Advisory and Service Agreement (the “agreement”) with Capital Research and Management Company (“CRMC”) for an additional one-year term through November 30, 2023. The agreement was amended to add an additional advisory fee breakpoint for when the fund’s net assets exceed $89 billion. The board approved the agreement following the recommendation of the fund’s Contracts Committee (the “committee”), which is composed of all the fund’s independent board members. The board and the committee determined in the exercise of their business judgment that the fund’s advisory fee structure was fair and reasonable in relation to the services provided, and that approving the agreement was in the best interests of the fund and its shareholders.

In reaching this decision, the board and the committee took into account their interactions with CRMC as well as information furnished to them throughout the year and otherwise provided to them, as well as information prepared specifically in connection with their review of the agreement, and were advised by their independent counsel with respect to the matters considered. They considered the following factors, among others, but did not identify any single issue or particular piece of information that, in isolation, was the controlling factor, and each board and committee member did not necessarily attribute the same weight to each factor.

1. Nature, extent and quality of services

The board and the committee considered the depth and quality of CRMC’s investment management process, including its global research capabilities; the experience, capability and integrity of its senior management and other personnel; the low turnover rates of its key personnel; the overall financial strength and stability of CRMC and the Capital Group organization; the resources and systems CRMC devotes to investment management (the manner in which the fund’s assets are managed, including liquidity management), financial, investment operations, compliance, trading, proxy voting, shareholder communications, and other services; and the ongoing evolution of CRMC’s organizational structure designed to maintain and strengthen these qualities. The board and the committee also considered the nature, extent and quality of administrative and shareholder services provided by CRMC to the fund under the agreement and other agreements, as well as the benefits to fund shareholders from investing in a fund that is part of a large family of funds. The board and the committee considered the risks assumed by CRMC in providing services to the fund, including operational, business, financial, reputational, regulatory and litigation risks. The board and the committee concluded that the nature, extent and quality of the services provided by CRMC have benefited and should continue to benefit the fund and its shareholders.

2. Investment results

The board and the committee considered the investment results of the fund in light of its objective. They compared the fund’s investment results with those of other funds (including funds that currently form the basis of the Lipper index for the category in which the fund is included) and data such as relevant market and fund indexes over various periods (including the fund’s lifetime) through March 31, 2022. They generally placed greater emphasis on investment results over longer term periods. On the basis of this evaluation and the board’s and the committee’s ongoing review of investment results, and considering the relative market conditions during certain reporting periods, the board and the committee concluded that the fund’s investment results have been satisfactory for renewal of the agreement, and that CRMC’s record in managing the fund indicated that its continued management should benefit the fund and its shareholders.

3. Advisory fees and total expenses

The board and the committee compared the advisory fees and total expense levels of the fund to those of other relevant funds. They observed that the fund’s advisory fees and expenses generally compared favorably to those of other similar funds included in the comparable Lipper category. The board and the committee also considered the breakpoint discounts in the fund’s advisory fee structure that reduce the level of fees charged by CRMC to the fund as fund assets increase. In addition, they reviewed information regarding the effective advisory fees charged to non-mutual fund clients by CRMC and its affiliates. They noted that, to the extent there were differences between the advisory fees paid by the fund and the advisory fees paid by those clients, the differences appropriately reflected the investment, operational, regulatory and market differences between advising the fund and the other clients. The board and the committee concluded that the fund’s cost structure was fair and reasonable in relation to the services provided, as well as in relation to the risks assumed by the adviser in sponsoring and managing the fund, and that the fund’s shareholders receive reasonable value in return for the advisory fees and other amounts paid to CRMC by the fund.

52	SMALLCAP World Fund

4. Ancillary benefits

The board and the committee considered a variety of other benefits that CRMC and its affiliates receive as a result of CRMC’s relationship with the fund and other American Funds, including fees for administrative services provided to certain share classes; fees paid to CRMC’s affiliated transfer agent; sales charges and distribution fees received and retained by the fund’s principal underwriter, an affiliate of CRMC; and possible ancillary benefits to CRMC and its institutional management affiliates in managing other investment vehicles. The board and the committee reviewed CRMC’s portfolio trading practices, noting that CRMC bears the cost of third-party research. The board and committee also noted that CRMC benefitted from the use of commissions from portfolio transactions made on behalf of the fund to facilitate payment to certain broker-dealers for research to comply with regulatory requirements applicable to these firms, with all such amounts reimbursed by CRMC. The board and the committee took these ancillary benefits into account in evaluating the reasonableness of the advisory fees and other amounts paid to CRMC by the fund.

5. Adviser financial information

The board and the committee reviewed information regarding CRMC’s costs of providing services to the American Funds, including personnel, systems and resources of investment, compliance, trading, accounting and other administrative operations. They considered CRMC’s costs and related cost allocation methodology as well as its track record of investing in technology, infrastructure and staff to maintain and expand services and capabilities, respond to industry and regulatory developments, and attract and retain qualified personnel. They noted information regarding the compensation structure for CRMC’s investment professionals. They reviewed information on the profitability of the investment adviser and its affiliates. The board and the committee also compared CRMC’s profitability and compensation data to the reported results and data of a number of large, publicly held investment management companies. The board and the committee noted the competitiveness and cyclicality of both the mutual fund industry and the capital markets, and the importance in that environment of CRMC’s long-term profitability for maintaining its independence, company culture and management continuity. They further considered the breakpoint discounts in the fund’s advisory fee structure and CRMC’s sharing of potential economies of scale, or efficiencies, through breakpoints and other fee reductions and costs voluntarily absorbed. The board and the committee concluded that the fund’s advisory fee structure reflected a reasonable sharing of benefits between CRMC and the fund’s shareholders.

SMALLCAP World Fund	53

Board of directors and other officers

Independent directors1

Name and year of birth	Year first elected a director of the fund[2]	Principal occupation(s) during past five years	Number of portfolios in fund complex overseen by director[3]	Other directorships[4] held by director
Joseph J. Bonner, 1955	2019	President and CEO, Solana Beach Capital LLC (real estate advisory); Global Head of Real Estate, Board Member, The Interlink Group (private merchant bank)	3	Extra Space Storage
Mary Anne Dolan, 1947	2008	Founder and President, MAD Ink (communications company); former Editor-in-Chief, The Los Angeles Herald Examiner (retired 1989)	10	None
John G. Freund, MD, 1953 Chair of the Board	2000	Founder and former Managing Director, Skyline Ventures (a venture capital investor in health care companies); Co-Founder of Intuitive Surgical, Inc. (1995–2000); Co-Founder and former CEO of Arixa Pharmaceuticals, Inc. (2016–2020)	6	Collegium Pharmaceutical, Inc.; SI – Bone, Inc.; Sutro Biopharma, Inc.
Yvonne L. Greenstreet, 1962	2019	Chief Executive Officer, Alnylam Pharmaceuticals, Inc.	3	Pacira, Inc. (pharmaceuticals)
Linda Griego, 1947	2015	Former President and CEO, Griego Enterprises, Inc. (business management company)	7	ViacomCBS Inc.
Leonade D. Jones, 1947	1995	Retired; former Treasurer, The Washington Post Company (retired 1996)	10	None
Martin E. Koehler, 1957	2021	Independent management consultant	6	None
Sharon I. Meers, 1965	2017	Co-Founder and COO, Midi Health, Inc. (a women’s telehealth company); former Senior Director, Head of Strategic Partnerships, eBay Enterprise	7	None
Kenneth M. Simril, 1965	2016	President and CEO, SCI Ingredients Holdings, Inc. (food manufacturing)	7	Bunge Limited (agricultural business and food company)
Christopher E. Stone, 1956	2007	Professor of Practice of Public Integrity, University of Oxford, Blavatnik School of Government; former President, Open Society Foundations	9	None

Interested directors5,6

Name, year of birth and position with fund	Year first elected a director or officer of the fund[2]	Principal occupation(s) during past five years and positions held with affiliated entities or the principal underwriter of the fund	Number of portfolios in fund complex overseen by director[3]	Other directorships[4] held by director
Brady L. Enright, 1967 Senior Vice President and Director	2004	Partner — Capital World Investors, Capital Research and Management Company; Partner — Capital World Investors, Capital Bank and Trust Company[7]	3	None
Anne-Marie Peterson, 1972 Director	2019	Partner — Capital World Investors, Capital Research and Management Company	3	None

The fund’s statement of additional information includes further details about fund directors and is available without charge upon request by calling American Funds Service Company at (800) 421-4225 or by visiting the Capital Group website at capitalgroup.com. The address for all directors and officers of the fund is 333 South Hope Street, Los Angeles, CA 90071, Attention: Secretary.

Refer to page 56 for footnotes.

54	SMALLCAP World Fund

Other officers6

Name, year of birth and position with fund	Year first elected an officer of the fund[2]	Principal occupation(s) during past five years and positions held with affiliated entities or the principal underwriter of the fund
Julian N. Abdey, 1972 Co-President	2014	Partner — Capital International Investors, Capital Research and Management Company
Jonathan Knowles, PhD, 1961 Co-President	2000	Partner — Capital World Investors, Capital International, Inc.[7]
Gregory W. Wendt, 1961 Co-President	1992	Partner — Capital Research Global Investors, Capital Research and Management Company
Walt Burkley, 1966 Principal Executive Officer	2007	Senior Vice President and Senior Counsel — Fund Business Management Group, Capital Research and Management Company; Director, Capital Research Company[7]; Director, Capital Research and Management Company
Michael W. Stockton, 1967 Executive Vice President	2014	Senior Vice President — Fund Business Management Group, Capital Research and Management Company
Peter Eliot, 1971 Senior Vice President	2018	Partner — Capital International Investors, Capital Research and Management Company
Bradford F. Freer, 1969 Senior Vice President	2008	Partner — Capital Research Global Investors, Capital Research and Management Company; Director, The Capital Group Companies, Inc.[7]
Leo Hee, 1971 Senior Vice President	2019	Partner — Capital World Investors, Capital International, Inc.[7]
Roz Hongsaranagon, 1979 Senior Vice President	2018	Partner — Capital World Investors, Capital Research and Management Company
Harold H. La, 1970 Senior Vice President	2019	Partner — Capital Research Global Investors, Capital International, Inc.[7]
Dimitrije M. Mitrinovic, 1977 Senior Vice President	2019	Partner — Capital World Investors, Capital Research and Management Company
Aidan O’Connell, 1968 Senior Vice President	2017	Partner — Capital Research Global Investors, Capital Research and Management Company
Samir Parekh, 1974 Senior Vice President	2020	Partner — Capital International Investors, Capital International, Inc.[7]
Andraz Razen, 1975 Senior Vice President	2019	Partner — Capital World Investors, Capital Research Company[7]
Renaud H. Samyn, 1974 Senior Vice President	2020	Partner — Capital Research Global Investors, Capital International Inc.[7]
Arun Swaminathan, 1983 Senior Vice President	2020	Partner — Capital World Investors, Capital Research and Management Company
Thatcher Thompson, 1969 Senior Vice President	2021	Partner — Capital World Investors, Capital Research and Management Company
Michael Beckwith, 1971 Vice President	2019	Partner — Capital Research Global Investors, Capital Research and Management Company
Shlok Melwani, 1981 Vice President	2021	Vice President — Capital Research Global Investors, Capital Research Company[7]

SMALLCAP World Fund	55

Other officers (continued)6

Name, year of birth and position with fund	Year first elected an officer of the fund[2]	Principal occupation(s) during past five years and positions held with affiliated entities or the principal underwriter of the fund
Julie E. Lawton, 1973 Secretary	2010	Assistant Vice President — Fund Business Management Group, Capital Research and Management Company; Secretary, Capital Research Company[7]
Hong T. Le, 1978 Treasurer	2018	Vice President — Investment Operations, Capital Research and Management Company
Sandra Chuon, 1972 Assistant Treasurer	2019	Vice President — Investment Operations, Capital Research and Management Company
Brian C. Janssen, 1972 Assistant Treasurer	2016–2018, 2020	Senior Vice President — Investment Operations, Capital Research and Management Company

[1]	The term independent director refers to a director who is not an “interested person” of the fund within the meaning of the Investment Company Act of 1940.
[2]	Directors and officers of the fund serve until their resignation, removal or retirement.
[3]	Funds managed by Capital Research and Management Company or its affiliates.
[4]	This includes all directorships/trusteeships (other than those in the American Funds or other funds managed by Capital Research and Management Company or its affiliates) that are held by each trustee as a trustee or director of a public company or a registered investment company. Unless otherwise noted, all directorships/trusteeships are current.
[5]	The term interested director refers to a director who is an “interested person” within the meaning of the Investment Company Act of 1940, on the basis of their affiliation with the fund’s investment adviser, Capital Research and Management Company, or affiliated entities (including the fund’s principal underwriter).
[6]	All of the directors and/or officers listed, with the exception of Michael Beckwith, Shlok Melwani, Samir Parekh, Arun Swaminathan and Thatcher Thompson are officers and/or directors/trustees of one or more of the other funds for which Capital Research and Management Company serves as investment adviser.
[7]	Company affiliated with Capital Research and Management Company.

56	SMALLCAP World Fund

This page was intentionally left blank.

SMALLCAP World Fund	57

This page was intentionally left blank.

58	SMALLCAP World Fund

This page was intentionally left blank.

SMALLCAP World Fund	59

Office of the fund

6455 Irvine Center Drive
Irvine, CA 92618-4518

Investment adviser

Capital Research and Management Company
333 South Hope Street
Los Angeles, CA 90071-1406

Transfer agent for shareholder accounts

American Funds Service Company
(Write to the address nearest you.)

P.O. Box 6007

Indianapolis, IN 46206-6007

P.O. Box 2280

Norfolk, VA 23501-2280

Custodian of assets

State Street Bank and Trust Company
One Lincoln Street
Boston, MA 02111-2900

Counsel

Dechert LLP

One Bush Street, Suite 1600
San Francisco, CA 94104-4446

Independent registered public accounting firm

Deloitte & Touche LLP

695 Town Center Drive
Suite 1000
Costa Mesa, CA 92626-7188

Principal underwriter

American Funds Distributors, Inc.
333 South Hope Street
Los Angeles, CA 90071-1406

60	SMALLCAP World Fund

Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the Capital Group website at capitalgroup.com.

“American Funds Proxy Voting Procedures and Principles” — which describes how we vote proxies relating to portfolio securities — is available on our website or upon request by calling AFS. The fund files its proxy voting record with the U.S. Securities and Exchange Commission (SEC) for the 12 months ended June 30 by August 31. The proxy voting record is available free of charge on the SEC website at sec.gov and on our website.

SMALLCAP World Fund files a complete list of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form NPORT-P. The list of portfolio holdings is available free of charge on the SEC website and on our website.

This report is for the information of shareholders of SMALLCAP World Fund, but it also may be used as sales literature when preceded or accompanied by the current prospectus or summary prospectus, which gives details about charges, expenses, investment objectives and operating policies of the fund. If used as sales material after December 31, 2022, this report must be accompanied by an American Funds statistical update for the most recently completed calendar quarter.

MCSI has not approved, reviewed or produced this report, makes no express or implied warranties or representations and is not liable whatsoever for any data in the report. You may not redistribute the MSCI data or use it as a basis for other indices or investment products.

The S&P 500 Index (“Index”) is a product of S&P Dow Jones Indices LLC and/or its affiliates and has been licensed for use by Capital Group. Copyright © 2022 S&P Dow Jones Indices LLC, a division of S&P Global, and/or its affiliates. All rights reserved. Redistribution or reproduction in whole or in part is prohibited without written permission of S&P Dow Jones Indices LLC.

American Funds Distributors, Inc., member FINRA.

The Capital Advantage®

Since 1931, Capital Group, home of American Funds, has helped investors pursue long-term investment success. Our consistent approach — in combination with The Capital SystemTM — has resulted in superior outcomes.

Aligned with investor success
We base our decisions on a long-term perspective, which we believe aligns our goals with the interests of our clients. Our portfolio managers average 27 years of investment industry experience, including 21 years at our company, reflecting a career commitment to our long-term approach.[1]

The Capital System
The Capital System combines individual accountability with teamwork. Funds using The Capital System are divided into portions that are managed independently by investment professionals with diverse backgrounds, ages and investment approaches. An extensive global research effort is the backbone of our system.

American Funds’ superior outcomes
Equity funds have beaten their Lipper peer indexes in 90% of 10-year periods and 99% of 20-year periods.[2] Fixed income funds have helped investors achieve diversification through attention to correlation between bonds and equities.[3] Fund management fees have been among the lowest in the industry.[4]

[1]	Investment industry experience as of December 31, 2021.
[2]	Based on Class F-2 share results for rolling calendar-year periods starting the first full calendar year after each fund’s inception through December 31, 2021. Periods covered are the shorter of the fund’s lifetime or since the comparable Lipper index inception date (except Capital Income Builder and SMALLCAP World Fund, for which the Lipper average was used). Expenses differ for each share class, so results will vary.
[3]	Based on Class F-2 share results as of December 31, 2021. Thirteen of the 17 fixed income American Funds that have been in existence for the three-year period showed a three-year correlation below 0.3. S&P 500 Index was used as an equity market proxy. Correlation based on monthly total returns. Correlation is a statistical measure of how two securities move in relation to each other. A correlation ranges from –1 to 1. A positive correlation close to 1 implies that as one security moves, either up or down, the other security will move in “lockstep,” in the same direction. A negative correlation close to –1 indicates that the securities have moved in the opposite direction.
[4]	On average, our management fees were in the lowest quintile 63% of the time, based on the 20-year period ended December 31, 2021, versus comparable Lipper categories, excluding funds of funds.

Class F-2 shares were first offered on August 1, 2008. Class F-2 share results prior to the date of first sale are hypothetical based on the results of the original share class of the fund without a sales charge, adjusted for typical estimated expenses. Results for certain funds with an inception date after August 1, 2008, also include hypothetical returns because those funds’ Class F-2 shares sold after the funds’ date of first offering. Visit capitalgroup.com for more information on specific expense adjustments and the actual dates of first sale.

All Capital Group trademarks mentioned are owned by The Capital Group Companies, Inc., an affiliated company or fund. All other company and product names mentioned are the property of their respective companies.

ITEM 2 – Code of Ethics

The Registrant has adopted a Code of Ethics that applies to its Principal Executive Officer and Principal Financial Officer. The Registrant undertakes to provide to any person without charge, upon request, a copy of the Code of Ethics. Such request can be made by calling 800/421-4225 or to the Secretary of the Registrant, 6455 Irvine Center Drive, Irvine, California 92618.

ITEM 3 – Audit Committee Financial Expert

The Registrant’s board has determined that Linda Griego, a member of the Registrant’s audit committee, is an “audit committee financial expert” and "independent," as such terms are defined in this Item. This designation will not increase the designee’s duties, obligations or liability as compared to his or her duties, obligations and liability as a member of the audit committee and of the board, nor will it reduce the responsibility of the other audit committee members. There may be other individuals who, through education or experience, would qualify as "audit committee financial experts" if the board had designated them as such. Most importantly, the board believes each member of the audit committee contributes significantly to the effective oversight of the Registrant’s financial statements and condition.

ITEM 4 – Principal Accountant Fees and Services

SCWF

Registrant:

a) Audit Fees:
Audit	2021	180,000
	2022	175,000

b) Audit-Related Fees:
	2021	11,000
	2022	12,000

c) Tax Fees:
	2021	36,000
	2022	56,000
	The tax fees consist of professional services relating to the preparation of the Registrant’s tax returns.

d) All Other Fees:
	2021	None
	2022	None

	Adviser and affiliates (includes only fees for non-audit services billed to the adviser and affiliates for engagements that relate directly to the operations and financial reporting of the Registrant and were subject to the pre-approval policies described below):
a) Audit Fees:
	Not Applicable

b) Audit-Related Fees:
	2021	1,400,000
	2022	2,114,000
	The audit-related fees consist of assurance and related services relating to the examination of the Registrant’s transfer agent, principal underwriter and investment adviser conducted in accordance with Statement on Standards for Attestation Engagements Number 18 issued by the American Institute of Certified Public Accountants.

c) Tax Fees:

	2021	1,000
	2022	394,000
	The tax fees consist of consulting services relating to the Registrant’s investments.

d) All Other Fees:
	2021	2,000
	2022	None
	The other fees consist of subscription services related to an accounting research tool.

	All audit and permissible non-audit services that the Registrant’s audit committee considers compatible with maintaining the independent registered public accounting firm’s independence are required to be pre-approved by the committee. The pre-approval requirement will extend to all non-audit services provided to the Registrant, the investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Registrant, if the engagement relates directly to the operations and financial reporting of the Registrant. The committee will not delegate its responsibility to pre-approve these services to the investment adviser. The committee may delegate to one or more committee members the authority to review and pre-approve audit and permissible non-audit services. Actions taken under any such delegation will be reported to the full committee at its next meeting. The pre-approval requirement is waived with respect to non-audit services if certain conditions are met. The pre-approval requirement was not waived for any of the non-audit services listed above provided to the Registrant, adviser and affiliates.

	Aggregate non-audit fees paid to the Registrant’s auditors, including fees for all services billed to the Registrant, adviser and affiliates that provide ongoing services to the Registrant, were $1,450,000 for fiscal year 2021 and $2,577,000 for fiscal year 2022. The non-audit services represented by these amounts were brought to the attention of the committee and considered to be compatible with maintaining the auditors’ independence.

ITEM 5 – Audit Committee of Listed Registrants

Not applicable to this Registrant, insofar as the Registrant is not a listed issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934.

ITEM 6 – Schedule of Investments

Not applicable, insofar as the schedule is included as part of the report to shareholders filed under Item 1 of this Form.

ITEM 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 8 – Portfolio Managers of Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 10 – Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of directors since the Registrant last submitted a proxy statement to its shareholders. The procedures are as follows. The Registrant has a nominating and governance committee comprised solely of persons who are not considered ‘‘interested persons’’ of the Registrant within the meaning of the Investment Company Act of 1940, as amended. The committee periodically reviews such issues as the board’s composition, responsibilities, committees, compensation and other relevant issues, and recommends any appropriate changes to the full board of directors. While the committee normally is able to identify from its own resources an ample number of qualified candidates, it will consider shareholder suggestions of persons to be considered as nominees to fill future vacancies on the board. Such suggestions must be sent in writing to the nominating and governance committee of the Registrant, c/o the Registrant’s Secretary, and must be accompanied by complete biographical and occupational data on the prospective nominee, along with a written consent of the prospective nominee for consideration of his or her name by the nominating and governance committee.

ITEM 11 – Controls and Procedures

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

(b)

There were no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s semi-annual period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12 – Exhibits

(a)(1)	The Code of Ethics that is the subject of the disclosure required by Item 2 is attached as an exhibit hereto.

(a)(2)	The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Sections 302 and 906 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SMALLCAP WORLD FUND, INC.

By __/s/ Walter R. Burkley________________
Walter R. Burkley, Principal Executive Officer

Date: November 30, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By _ /s/ Walter R. Burkley_____________
Walter R. Burkley, Principal Executive Officer

Date: November 30, 2022

By ___/s/ Hong T. Le__________________
Hong T. Le, Treasurer and Principal Financial Officer

Date: November 30, 2022